UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number

                                   811-05549

                              Reynolds Funds, Inc.
                              --------------------

               (Exact name of registrant as specified in charter)

                             Wood Island, 3rd Floor
                        80 East Sir Francis Drake Blvd.
                              Larkspur, CA  94939
                              -------------------

              (Address of principal executive offices) (Zip code)

                             Frederick L. Reynolds
                          Reynolds Capital Management
                            Wood Island, Third Floor
                        80 East Sir Francis Drake Blvd.
                          Larkspur, California  94939
                          ---------------------------

                    (Name and address of agent for service)

                                 (415) 461-7860
                                 --------------

              Registrant's telephone number, including area code:

Date of fiscal year end:  September 30

Date of reporting period: 03/31/2004

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

                                                               SEMIANNUAL REPORT
                                                                  MARCH 31, 2004

                                 REYNOLDS FUNDS
                              NO-LOAD MUTUAL FUNDS

REYNOLDS
BLUE CHIP GROWTH FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
OPPORTUNITY FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
U.S. GOVERNMENT BOND FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME

REYNOLDS
MONEY MARKET FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME
CONSISTENT WITH A STABLE NET ASSET VALUE

                                 1-800-773-9665
                             WWW.REYNOLDSFUNDS.COM

                                 REYNOLDS FUNDS

                                                                    May 25, 2004

Dear Fellow Shareholders:

  The Reynolds Fund increased 160.4% in the twelve months ended January 31, 2004. It was the number one performing mutual fund of all funds, including sector funds, during this period according to Lipper Analytical Services in their survey of 10,260 equity mutual funds. We believe that there are currently many stocks that are undervalued and we are taking advantage of these long-term investment opportunities. One hundred percent of our company's pension plan is invested in the Reynolds Funds.

  The Reynolds Blue Chip Growth, Reynolds, Opportunity and Reynolds Fund had strong appreciation for the six months ended March 31, 2004:

                   September 30, 2003 through March 31, 2004

               Reynolds Blue Chip Growth Fund              13.21%
               Reynolds Opportunity Fund                   23.81%
               Reynolds Fund                               28.00%

  The Reynolds Blue Chip Growth, Opportunity and Reynolds Fund also had strong appreciation for the twelve months ended March 31, 2004:

                     March 31, 2003 through March 31, 2004

               Reynolds Blue Chip Growth Fund              44.89%
               Reynolds Opportunity Fund                   90.99%
               Reynolds Fund                              143.81%

  The strong near term performance of the Reynolds Stock Funds has recently been featured in many financial publications including: Bloomberg, Barron's, Business Week, CNBC, Investor's Business Daily, Kiplinger's Magazine, Lipper Analytics, The Boston Globe, The Chicago Tribune, The New York Times, USA Today, The Wall Street Journal, The Washington Post and Yahoo! Finance.

  The U.S. economy continues in a strong expansion. Gross Domestic Product
(GDP) grew at a 4.2% rate in the first quarter ended March 31, 2004. GDP is estimated to increase 4.6% in calendar 2004. This growth rate is almost ideal for sustaining a healthy U.S. economy. Inflation is estimated to increase 2.1% in 2004 after increasing 2.3% in 2003. Spending by consumers, exports and capital spending by companies have been some of the strongest sectors of the economy. So far in 2004 nearly one million jobs have been created. This is all occurring with interest rates at forty year lows.

  The positives of higher than expected corporate earnings and unexpectedly higher job growth, among other things, have caused investors to worry regarding the prospect of higher inflation and interest rates; particularly since the Federal Reserve has been holding interest rates artificially low and has signaled that they will slowly be raising rates. We believe that raising interest rates is the correct thing for the Federal Reserve to do. They reduced interest rates to an artificially low level to stimulate the economy. Now that the economy is strong and jobs are being created the Fed should go to a more normal interest rate level to protect against future economic imbalances. Another problem has been recent negative geopolitical news including negative events in Iraq and possible moves to slow down China's strong growth, which has been a key driver of Asian growth.

  In the long run, the strength of the economy and the level of corporate profitability have been key factors in determining the valuations of common stocks. We believe that these factors, which are currently quite strong, are the more important factors at the present time. Over the long term, interest rates have typically risen during economic expansions and typically the stock market has appreciated. If interest rates do not go up too rapidly from here (the Federal Reserve has indicated that when it raises rates it will do so slowly) or too far, it should not be a significant negative for stocks.

                  INVESTING IN GOOD COMPANIES IN GOOD INDUSTRIES

  There are approximately seventy five industries that one can invest in. One hundred years ago we might have talked very positively about the strong outlook for such industries as railroads, steels and public utilities. In the 1960's we might have talked about the strong outlook for such industries as chemicals and color televisions. However, these industries are now mature and have poorer growth prospects. We do not mind investing in good companies in poor industries. However, we have found that these good companies usually have a tough job overcoming the fact that their industry is not helping them. The Reynolds Stock Funds have an investment emphasis on good companies in good industries. We believe that some of the industries with the best outlooks currently are: (1) communications, (2) financial services, (3) health - including biotechnology and services, (4) the Internet, (5) leisure time (6) retailing - including discount and specialty and (7) technology - including application software and semiconductors.

            OPPORTUNISTIC INVESTING IN MEDIUM TO SMALL SIZE COMPANIES

  Many medium to small size quality companies declined appreciably in price over the last few years and we feel they have significant price appreciation potential. We have taken the opportunity to purchase many of these companies as investments in the Reynolds Stock Funds.

    LOW INTEREST RATES BY HISTORICAL STANDARDS ARE A SIGNIFICANT POSITIVE FOR
                                STOCK VALUATIONS

  Since January 2001, the Federal Reserve Board has lowered short-term interest rates twelve times to help stimulate the economy. Although interest rates are rising, they should remain at historically low levels. Low interest rates usually result in higher stock valuations for many reasons including:

   (1) Borrowing costs of corporations are lower resulting in higher business confidence and profits.

   (2) Borrowing costs of individuals are lower which increases consumer confidence and spending.

   (3) Cash is not as attractive as an alternative investment to stocks.

   (4) A company's stock is usually valued by placing a present value on that company's future stream of earnings and dividends. The present value should be higher when interest and inflation rates are low.

                        THE REYNOLDS BLUE CHIP GROWTH FUND

  The long-term strategy of the Reynolds Blue Chip Growth Fund is to emphasize investment in growth companies. Occasionally, these companies go out of favor for a while. However, these companies should continue to build value if their earnings grow and their stocks should begin appreciating again when they return to favor.

PERFORMANCE HIGHLIGHTS (AS OF MARCH 31, 2004)

                                            TOTAL RETURN     ANNUALIZED RETURN
                                            ------------      ----------------
One Year                                       44.89%              44.89%
Five Years                                    -41.74%             -10.24%
Ten Years                                     140.26%               9.16%
Since inception (August 12, 1988)             258.80%               8.52%

  The Reynolds Blue Chip Growth Fund increased 0.73% in the three months ended March 31, 2004.

                          THE REYNOLDS OPPORTUNITY FUND

  The Reynolds Opportunity Fund usually invests in medium to smaller size growth companies. A long-term investment in the Reynolds Opportunity Fund should be a good complement to a long-term investment in the Reynolds Blue Chip Growth Fund and the Reynolds Fund.

PERFORMANCE HIGHLIGHTS (AS OF MARCH 31, 2004)

                                            TOTAL RETURN     ANNUALIZED RETURN
                                            ------------      ----------------
One Year                                       90.99%              90.99%
Five Years                                    -31.40%              -7.26%
Ten Years                                     144.31%               9.34%
Since inception (January 30, 1992)            137.01%               7.35%

  The Reynolds Opportunity Fund increased 5.00% in the three months ended March 31, 2004.

                                THE REYNOLDS FUND

  The Reynolds Fund is a general stock fund and is intended to be a long-term investment holding. The Fund may own common stocks of all types and sizes and will mainly invest in common stocks of U.S. headquartered companies. While the Fund will generally invest in "growth" stocks, it may also invest in "value" stocks.

PERFORMANCE HIGHLIGHTS (AS OF MARCH 31, 2004)

                                            TOTAL RETURN     ANNUALIZED RETURN
                                            ------------      ----------------
One year                                      143.81%             143.81%
Since inception (October 1, 1999)             -23.20%              -5.70%

  The Reynolds Fund increased  8.47% in the three months ended March 31, 2004.

                     THE REYNOLDS U.S. GOVERNMENT BOND FUND

  The Reynolds U.S. Government Bond Fund emphasizes high quality investments in U.S. Treasury and Federal Agency Bonds, Treasury Notes and Treasury Bills of varying maturities. As of March 31, 2004, the assets were invested approximately 95.5% in long and medium-term Federal Agency securities and 4.5% in high quality cash equivalents. The Reynolds U.S. Government Bond Fund is designed to satisfy many of the fixed income objectives of investors. For example, the Bond Fund is actively managed and is invested in bonds having different maturities. This reduces the risk that a large percentage of the bonds in the Fund mature at an inopportune time for reinvestment. The average maturity of the bonds in the Fund is continually reevaluated and adjusted based on short- and long-term economic, inflation, and interest rate forecasts. The Bond Fund had a dollar weighted average maturity of 5.98 years on March 31, 2004.

PERFORMANCE HIGHLIGHTS (AS OF MARCH 31, 2004)

                                            TOTAL RETURN     ANNUALIZED RETURN
                                            ------------      ----------------
One Year                                        1.69%               1.69%
Five Years                                     17.65%               3.30%
Ten Years                                      50.22%               4.15%
Since inception (January 30, 1992)             67.61%               4.34%

                          THE REYNOLDS MONEY MARKET FUND

  The Reynolds Money Market Fund offers unlimited check writing with no minimum amount per check. The Reynolds Money Market Fund is designed to provide for investor's short-term cash management needs. For ease of redemption, the Money Market Fund offers: (1) check writing ($0.20 printing charge per check); or (2) telephone redemption where either a check is mailed to the shareholder, or money may be wired to the shareholder's bank account ($15.00 wiring charge - no charge if part of the Systematic Withdrawal Plan which has a $100 minimum withdrawal). The Reynolds Money Market Fund's yield should vary with the rate of inflation over the years. As of March 31, 2004, the dollar weighted average days to maturity of the Money Market Fund was 14.6 days.

PERFORMANCE HIGHLIGHTS (AS OF MARCH 31, 2004)

                                            TOTAL RETURN     ANNUALIZED RETURN
                                            ------------      ----------------
One Year                                        0.15%               0.15%
Five Years                                     13.91%               2.64%
Ten Years                                      43.97%               3.71%
Since inception (January 30, 1991)             60.81%               3.67%

                               ECONOMIC DISCUSSION

                                THE WORLD ECONOMY

  There are more than 1.5 billion people in the world who will be experiencing a higher standard of living and using and consuming more products as capitalism grows in China, Eastern Europe and Russia. Many other countries, such as India and the democratic countries in Latin America, have rapidly emerging middle classes that desire western goods and services and governments that are encouraging foreign investment. Worldwide inflation remains low. There are many reasons for this, including: (1) committed central bankers; (2) fiscal restraint by governments; (3) worldwide competition for products and labor is keeping costs low; (4) economic systems are more efficient; (5) cost cutting and restructuring is spreading to many countries; (6) more efficient private-sector operations are replacing inefficient state-run enterprises; and (7) excess capacity exists in many markets.

  The Blue Chip, Opportunity and Reynolds Funds are well positioned to participate in these long-term worldwide growth trends through their investments in U.S. headquartered and foreign headquartered companies whose stocks or ADRs trade in the United States. We have some investments in foreign headquartered companies such as China in the Reynolds Stock Funds at the present time. In the future we are planning to increase our investments in foreign headquartered companies which we believe have long-term positive fundamentals.

                                 THE U.S. ECONOMY

  The U.S. economy continues to strengthen. The efficiencies of the economy resulting from such things as technology enhancements and productivity increases are impressive.

  Consumer spending represents approximately 65% of GDP and has been a strong positive. GDP increased 3.1% in 2003, 2.2% in 2002, 0.5% in 2001, 3.7% in 2000,
4.5% in 1999 and 4.2% in 1998. GDP is estimated to increase 4.6% in 2004 and 3.8% in 2005.

  U.S. inflation is low relative to the last thirty years due to such factors as global competition, advances in technology resulting in increasing productivity and technology innovations that are helping to lower production and distribution costs. U.S. inflation increased 2.3% in 2003, 1.6% in 2002, 2.8% in 2001, 3.4% in 2000, 2.2% in 1999 and 1.6% in 1998. U.S. inflation is estimated to increase 2.1% in 2004.

                                INVESTMENT OUTLOOK

  There are many investment positives. Among them are: (1) corporate profits are stronger than expected; (2) job growth is unexpectedly strong; (3) even though interest rates are probably going to climb, they are increasing from a very low level, so there is room for them to go up and not significantly slow down the economy; (4) U.S. industry is more competitive than at any time in the past quarter century and U.S. companies are the leaders in the majority of industries worldwide; (5) U. S. productivity continues to increase; (6) the Internet is beginning to produce efficiencies; (7) consumer spending has remained high; (8) almost all indicators in the economy are positive; and (9) corporate cost cutting has been very successful.

  Some possible investment negatives, which we are closely watching are: (1) higher inflation resulting in such things as higher energy prices and interest rates; (2) high federal spending and federal deficits; (3) possible terrorist attacks; (4) the presidential election; (5) dollar weakness; (6) Iraq; and (7) efforts to slow China's economic boom.

                       INFORMATION ABOUT THE REYNOLDS FUNDS

  REYNOLDSFUNDS.COM WEB SITE: You can now access current information about your investment holdings via our web site, reynoldsfunds.com. You must first request a personal identification number (PIN) by calling our shareholder service representatives at (800) 773-9665. You will be able to view your account list, account detail (including balances), transaction history, distributions, and current Fund prices. Additional information available includes quarterly updates on the returns of the Reynolds Funds, top ten holdings of each equity portfolio, and industry percentages. Also detailed statistics and graphs of past performances with a link to Quicken.com for the various Reynolds Funds.

  FOR AUTOMATIC CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours-a-day, seven days a week and press "any key" then "1". The updated current net asset values for all of the Reynolds Funds are usually available each business day after 5 P.M. (PST).

  FOR REYNOLDS MONEY MARKET FUND AND U.S. GOVERNMENT BOND FUND CURRENT ONE AND SEVEN DAY YIELDS: Call 1-800-773-9665 and press "any key" then "1".

  FOR SHAREHOLDERS TO AUTOMATICALLY ACCESS THEIR CURRENT ACCOUNT INFORMATION:
Call 1-800-773-9665 (twenty-four hours-a-day, seven days a week), press "any key" then "2" and enter your 16 digit account number which appears at the top right of your statement.

  TO SPEAK TO A FUND REPRESENTATIVE REGARDING QUESTIONS, CURRENT ACCOUNT INFORMATION AND CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 and press "0" from 6 A.M. to 5 P.M. (PST).

  SHAREHOLDER STATEMENT FREQUENCY: Consolidated statements summarizing all Reynolds Funds held by a shareholder are sent quarterly. In addition, individual Fund statements are sent whenever a transaction occurs. These transactions are:
(1) Blue Chip, Opportunity and Reynolds Fund statements are sent twice a year if and when any ordinary income or capital gains are distributed; and (2) statements are sent for any of the Funds when a shareholder purchases or redeems shares.

  TAX REPORTING: Individual 1099 forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Reynolds Funds are also reported in January.

  MINIMUM INVESTMENT: $1,000 for regular and retirement accounts ($100 for additional investments for all accounts - except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

  PROTOTYPE PLANS FOR RETIREMENT PLANS: All types are offered including the Roth IRA, Coverdell Education Savings Account, SIMPLE IRA Plan, 401k, SEP IRA, 403b and Fund Sponsored Qualified Retirement Plans.

  AUTOMATIC INVESTMENT PLAN: There is no charge to automatically debit your checking account or your account in any of the Reynolds Funds ($50 minimum) at periodic intervals to make automatic purchases in any of the Reynolds Funds. This is useful for dollar cost averaging.

  SYSTEMATIC WITHDRAWAL PLAN: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in any of the Reynolds Funds as often as monthly and send a check to you or transfer funds to your bank account.

  EXCHANGES OR REGULAR REDEMPTIONS: As often as desired - no charge.

  NASDAQ SYMBOLS: Reynolds Blue Chip Growth Fund - RBCGX, Reynolds Opportunity Fund - ROPPX, Reynolds Fund - REYFX, Reynolds U.S. Government Bond Fund - RUSGX, Reynolds Money Market Fund - REYXX.

  PORTFOLIO MANAGER: Frederick Reynolds is the portfolio manager of each of the Reynolds Funds.

  THE REYNOLDS FUNDS ARE NO-LOAD: No front-end sales commissions or deferred sales charges ("loads") are charged. Over 40% of all mutual funds impose these marketing charges that are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or "load" in which up to 5% of a shareholder's assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or "load" which is typically deducted from a shareholder's account if a shareholder redeems within five years of the original investment. These fees reduce a shareholder's return. The Reynolds Funds are No-Load as they do not have these extra charges.

  We appreciate your continued confidence in the Reynolds Funds and would like to welcome our new shareholders. We look forward to strong results in the future.

Sincerely,

/s/Frederick L. Reynolds

Frederick L. Reynolds
President

      80 East Sir Francis Drake Blvd. o Larkspur, CA 94939 o 415-461-7860

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Funds unless accompanied or preceded by the Funds' current prospectus. Performance data quoted represents past
                               ---------------------------------------
performance; past performance does not guarantee future results. The investment
----------------------------------------------------------------
return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.reynoldsfunds.com

Reynolds Blue Chip Growth Fund
STATEMENT OF NET ASSETS
March 31, 2004 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----
LONG-TERM INVESTMENTS -- 98.6% (A)<F2>

COMMON STOCKS -- 98.2% (A)<F2>

             ADVERTISING -- 0.5%
    21,000   DoubleClick Inc.*<F1>                                $    236,250
    33,000   ValueClick, Inc.*<F1>                                     356,400
                                                                  ------------
                                                                       592,650

             AIRLINES/AEROSPACE -- 0.6%
     9,000   AMR Corp.*<F1>                                            114,570
     2,000   Boeing Co.                                                 82,140
    14,000   Delta Air Lines, Inc.*<F1>                                110,880
     3,000   Northwest Airlines Corp.*<F1>                              30,330
     3,000   Southwest Airlines Co.                                     42,630
     3,500   United Technologies Corp.                                 302,050
                                                                  ------------
                                                                       682,600

             APPLICATION SOFTWARE -- 5.0%
    11,000   Adobe Systems Inc.                                        433,730
    68,800   EMC Corp. (Mass.)*<F1>                                    936,368
    52,000   Novell, Inc.*<F1>                                         591,760
    34,000   SAP AG SP-ADR                                           1,336,540
    93,000   Siebel Systems, Inc.*<F1>                               1,070,430
    52,000   VERITAS Software Corp.*<F1>                             1,399,320
                                                                  ------------
                                                                     5,768,148

             AUTOMOTIVE -- 0.2%
    11,000   Ford Motor Co.                                            149,270
     2,000   General Motors Corp.                                       94,200
                                                                  ------------
                                                                       243,470

             BANKS -- 0.4%
     1,500   Bank of America Corp.                                     121,470
     2,000   Citigroup Inc.                                            103,400
     2,000   J.P. Morgan Chase & Co.                                    83,900
     2,000   Wells Fargo & Co.                                         113,340
                                                                  ------------
                                                                       422,110

             BEVERAGES -- 0.2%
     2,000   Coca-Cola Co.                                             100,600
     2,000   PepsiCo, Inc.                                             107,700
                                                                  ------------
                                                                       208,300

             BIOTECHNOLOGY -- 1.3%
     2,000   Amgen Inc.*<F1>                                           116,340
     9,000   Applera Corp.- Celera
               Genomics Group*<F1>                                     130,590
    30,000   Elan Corp. PLC - SP-ADR*<F1>                              618,600
     1,500   Genentech, Inc.*<F1>                                      158,730
     2,000   ImClone Systems Inc.*<F1>                                 101,720
    13,000   Protein Design Labs, Inc.*<F1>                            309,660
                                                                  ------------
                                                                     1,435,640

             BUILDING -- 0.2%
     2,000   Home Depot, Inc.                                           74,720
     3,000   Lowe's Companies, Inc.                                    168,390
                                                                  ------------
                                                                       243,110

             BUSINESS SOFTWARE & SERVICES -- 3.1%
    74,000   Akamai Technologies, Inc.*<F1>                            972,360
    30,000   Comverse Technology, Inc.*<F1>                            544,200
    70,000   E.piphany, Inc.*<F1>                                      505,400
    26,000   Manugistics Group, Inc.*<F1>                              178,100
    40,000   Sonic Solutions*<F1>                                      758,400
   115,000   Sonus Networks, Inc.*<F1>                                 426,650
    21,000   webMethods, Inc.*<F1>                                     197,400
                                                                  ------------
                                                                     3,582,510

             CABLE TV/BROADCASTING -- 1.5%
     3,000   Comcast Corp. Special Cl A NV*<F1>                         83,640
    87,000   Sirius Satellite Radio Inc.*<F1>                          295,800
    15,000   TiVo Inc.*<F1>                                            133,350
     2,000   Viacom Inc. Cl B                                           78,420
    40,000   XM Satellite Radio Holdings Inc.*<F1>                   1,120,000
                                                                  ------------
                                                                     1,711,210

             CHEMICALS -- 0.1%
     1,500   3M Co.                                                    122,805

             COMMUNICATION EQUIPMENT -- 5.8%
    86,000   Corning Inc.*<F1>                                         961,480
    69,000   L.M. Ericsson Telephone Co. ADR*<F1>                    1,914,750
   173,500   JDS Uniphase Corp.*<F1>                                   706,145
    23,500   QUALCOMM Inc.                                           1,560,870
    42,000   WebEx Communications, Inc.*<F1>                         1,248,660
    44,000   Westell Technologies, Inc.*<F1>                           321,200
                                                                  ------------
                                                                     6,713,105

             COMMUNICATIONS SERVICES -- 0.4%
    30,000   Aspect Communications Corp.*<F1>                          470,100

             COMPUTER NETWORKING -- 8.6%
   183,000   Cisco Systems Inc.*<F1>                                 4,304,160
    25,000   Citrix Systems, Inc.*<F1>                                 540,500
    54,000   Extreme Networks, Inc.*<F1>                               389,340
    31,000   Foundry Networks, Inc.*<F1>                               532,270
   103,000   Juniper Networks, Inc.*<F1>                             2,679,030
    41,000   Sierra Wireless, Inc.*<F1>                              1,496,090
                                                                  ------------
                                                                     9,941,390

             COMPUTER & PERIPHERALS -- 4.7%
     2,000   Apple Computer, Inc.*<F1>                                  54,100
    25,000   Dell Inc.*<F1>                                            840,500
    30,000   Hewlett-Packard Co.                                       685,200
     9,900   International Business
               Machines Corp.                                          909,216
    41,000   Network Appliance, Inc.*<F1>                              879,450
   461,000   Sun Microsystems, Inc.*<F1>                             1,917,760
    12,000   Symbol Technologies, Inc.                                 165,600
                                                                  ------------
                                                                     5,451,826

             DRUGS -- 0.4%
     3,000   Bristol-Myers Squibb Co.                                   72,690
     2,000   Eli Lilly & Co.                                           133,800
     2,000   Merck & Co. Inc.                                           88,380
     5,000   Pfizer Inc.                                               175,250
                                                                  ------------
                                                                       470,120

             ELECTRICAL EQUIPMENT -- 0.7%
     6,000   General Electric Co.                                      183,120
    32,000   PerkinElmer, Inc.                                         662,080
                                                                  ------------
                                                                       845,200

             ELECTRONICS -- 1.9%
    42,000   Agilent Technologies, Inc.*<F1>                         1,328,460
    26,000   Micrel, Inc.*<F1>                                         347,100
    23,000   Vishay Intertechnology, Inc.*<F1>                         490,820
                                                                  ------------
                                                                     2,166,380

             ENERGY -- 0.3%
     2,000   Baker Hughes Inc.                                          72,960
     2,000   BJ Services Co.*<F1>                                       86,540
     1,500   ChevronTexaco Corp.                                       131,670
     2,000   Exxon Mobil Corp.                                          83,180
                                                                  ------------
                                                                       374,350

             ENERGY-SERVICES -- 0.4%
     5,000   Halliburton Co.                                           151,950
     2,000   Schlumberger Ltd.                                         127,700
     2,000   Smith International, Inc.*<F1>                            107,020
     3,000   Transocean Inc.*<F1>                                       83,670
                                                                  ------------
                                                                       470,340

             ENTERTAINMENT/MEDIA -- 0.3%
     8,754   The Walt Disney Co.                                       218,762
     5,000   Time Warner Inc.*<F1>                                      84,300
                                                                  ------------
                                                                       303,062

             FINANCIAL SERVICES -- 4.2%
     2,000   American Express Co.                                      103,700
    88,000   Ameritrade Holding Corp.*<F1>                           1,355,200
     2,000   Bank One Corp.                                            109,040
    46,000   E*TRADE Financial Corp.*<F1>                              614,100
    67,000   Knight Trading Group, Inc.*<F1>                           848,220
     7,000   Merrill Lynch & Co., Inc.                                 416,920
    22,000   Morgan Stanley                                          1,260,600
     8,500   The Charles Schwab Corp.                                   98,685
     2,000   Washington Mutual, Inc.                                    85,420
                                                                  ------------
                                                                     4,891,885

             FOODS -- 0.1%
     2,000   General Mills, Inc.                                        93,360

             GOLD & SILVER -- 0.8%
    22,000   Ashanti Goldfields Company
               Ltd. - SP-GDR*<F1>                                      267,520
    12,000   Bema Gold Corp.*<F1>                                       44,160
     8,000   Canyon Resources Corp.*<F1>                                37,840
     7,000   Coeur d'Alene Mines Corp.*<F1>                             49,000
    11,000   Durban Roodepoort Deep
               Ltd. - SP-ADR*<F1>                                       38,610
     3,000   Gold Fields Ltd. - SP-ADR                                  39,450
    11,000   Golden Star Resources Ltd.*<F1>                            78,650
    13,000   Kinross Gold Corp.*<F1>                                    95,290
     2,000   Newmont Mining Corp.                                       93,260
     6,000   Pan American Silver Corp.*<F1>                            106,920
     6,000   Placer Dome Inc.                                          107,820
                                                                  ------------
                                                                       958,520

             GROCERY STORES -- 0.1%
     3,000   Albertson's, Inc.                                          66,450
     3,000   Safeway Inc.*<F1>                                          61,740
                                                                  ------------
                                                                       128,190

             HOTELS -- 0.2%
    13,000   Hilton Hotels Corp.                                       211,250

             HOUSEHOLD PRODUCTS -- 0.3%
     2,000   Colgate-Palmolive Co.                                     110,200
     2,000   Gillette Co.                                               78,200
     1,500   Procter & Gamble Co.                                      157,320
                                                                  ------------
                                                                       345,720

             INTERNET INFORMATION PROVIDERS -- 3.5%
    49,000   Ask Jeeves, Inc.*<F1>                                   1,750,770
    61,000   chinadotcom corp.*<F1>                                    527,650
    40,000   CNET Networks, Inc.*<F1>                                  413,200
    42,000   HomeStore, Inc.*<F1>                                      177,660
     3,000   MarketWatch.com, Inc.*<F1>                                 41,820
    23,766   Yahoo! Inc.*<F1>                                        1,154,790
                                                                  ------------
                                                                     4,065,890

             INTERNET SERVICE PROVIDERS -- 0.6%
    22,000   EarthLink, Inc.*<F1>                                      194,920
    13,000   SINA Corp.*<F1>                                           491,790
                                                                  ------------
                                                                       686,710

             INTERNET SOFTWARE & SERVICES -- 0.9%
    65,000   CMGI Inc.*<F1>                                            159,250
    21,000   Red Hat, Inc.*<F1>                                        480,060
   117,000   Safeguard Scientifics, Inc.*<F1>                          435,240
                                                                  ------------
                                                                     1,074,550

             MACHINERY -- 0.1%
     1,500   Caterpillar Inc.                                          118,605

             MEDICAL SUPPLIES -- 0.2%
     2,000   Abbott Laboratories                                        82,200
     2,000   Johnson & Johnson                                         101,440
                                                                  ------------
                                                                       183,640

             OFFICE EQUIPMENT & SUPPLIES -- 0.2%
    27,000   Danka Business Systems
               PLC - SP-ADR*<F1>                                       115,047
     5,000   Xerox Corp.*<F1>                                           72,850
                                                                  ------------
                                                                       187,897

             PAPER & FOREST PRODUCTS -- 0.1%
     2,000   International Paper Co.                                    84,520

             PHOTOGRAPHY -- 0.5%
    34,000   Lexar Media, Inc.*<F1>                                    563,040

             RESTAURANTS -- 0.4%
     2,000   Brinker International, Inc.*<F1>                           75,860
     3,000   California Pizza Kitchen, Inc.*<F1>                        60,000
     2,000   Krispy Kreme Doughnuts, Inc.*<F1>                          68,680
     8,000   Luby's, Inc.*<F1>                                          47,600
     2,000   Panera Bread Co.*<F1>                                      77,840
     2,000   Papa John's International, Inc.*<F1>                       67,680
     2,000   Yum! Brands, Inc.*<F1>                                     75,980
                                                                  ------------
                                                                       473,640

             RETAIL-SPECIALTY -- 3.9%
     5,500   Amazon.com, Inc.*<F1>                                     238,040
     2,000   AnnTaylor Stores Corp.*<F1>                                85,600
     2,000   Bed Bath & Beyond Inc.*<F1>                                83,520
     7,000   Best Buy Co., Inc.                                        362,040
     8,000   Charming Shoppes, Inc.*<F1>                                62,320
     2,000   Chico's FAS, Inc.*<F1>                                     92,800
    73,000   Circuit City Stores, Inc.                                 824,900
     8,000   eBay Inc.*<F1>                                            554,640
     3,000   Office Depot, Inc.*<F1>                                    56,460
    45,000   PC Connection, Inc.*<F1>                                  355,050
    12,000   Pep Boys-Manny, Moe & Jack                                333,000
     2,000   PETCO Animal Supplies, Inc.*<F1>                           56,360
     2,000   PETsMART, Inc.                                             54,520
    18,000   Pier 1 Imports, Inc.                                      426,600
    13,500   Priceline.com Inc.*<F1>                                   363,960
    40,000   Rite Aid Corp.*<F1>                                       217,600
     2,000   Ross Stores, Inc.                                          61,220
     2,000   Sharper Image Corp.*<F1>                                   65,160
     2,000   Staples, Inc.                                              50,780
     2,000   Starbucks Corp.*<F1>                                       75,500
     2,000   Talbots, Inc.                                              71,560
     2,000   Tommy Hilfiger Corp.*<F1>                                  34,000
                                                                  ------------
                                                                     4,525,630

             RETAIL STORES -- 1.2%
     8,500   Costco Wholesale Corp.*<F1>                               319,260
    17,000   The Gap, Inc.                                             372,640
     2,000   Kohl's Corp.*<F1>                                          96,660
     2,000   Neiman Marcus Group, Inc.                                 107,880
     3,000   Nordstrom, Inc.                                           119,700
     2,000   Target Corp.                                               90,080
     3,500   Wal-Mart Stores, Inc.                                     208,915
                                                                  ------------
                                                                     1,315,135

             SECURITY SOFTWARE & SERVICES -- 2.5%
    12,000   Check Point Software
               Technologies Ltd.*<F1>                                  273,240
    30,000   Internet Security Systems, Inc.*<F1>                      529,200
    33,000   Netegrity, Inc.*<F1>                                      280,500
    46,000   RSA Security Inc.*<F1>                                    864,340
    59,000   VeriSign, Inc.*<F1>                                       978,810
                                                                  ------------
                                                                     2,926,090

             SEMICONDUCTORS -- 18.5%
    47,000   Altera Corp.*<F1>                                         961,150
    53,000   Applied Micro Circuits Corp.*<F1>                         304,750
    68,000   Atmel Corp.*<F1>                                          442,000
    42,000   Broadcom Corp.*<F1>                                     1,645,140
    79,000   Cirrus Logic, Inc.*<F1>                                   598,820
    63,000   Conexant Systems, Inc.*<F1>                               388,080
    45,000   Cypress Semiconductor Corp.*<F1>                          921,150
    39,000   ESS Technology, Inc.*<F1>                                 571,740
    50,000   Flextronics International Ltd.*<F1>                       861,000
    51,000   Integrated Device
               Technology, Inc.*<F1>                                   765,000
    38,380   Intel Corp.                                             1,043,936
    42,000   Lam Research Corp.*<F1>                                 1,058,820
    26,000   Lattice Semiconductor Corp.*<F1>                          226,980
     7,000   Linear Technology Corp.                                   259,140
    76,000   LSI Logic Corp.*<F1>                                      709,840
    53,000   Mattson Technology, Inc.*<F1>                             633,880
    12,500   Maxim Integrated Products, Inc.                           588,625
    27,000   Micron Technology, Inc.*<F1>                              451,170
    11,000   Pixelworks, Inc.*<F1>                                     188,430
    75,000   PMC-Sierra, Inc.*<F1>                                   1,272,750
     7,500   QLogic Corp.*<F1>                                         247,575
    15,000   Rambus Inc.*<F1>                                          420,450
    90,000   Sanmina-SCI Corp.*<F1>                                    990,900
    81,000   Solectron Corp.*<F1>                                      447,930
    14,000   STMicroelectronics N.V.                                   330,400
    23,000   Texas Instruments Inc.                                    672,060
    77,000   TriQuint Semiconductor, Inc.*<F1>                         562,100
   179,000   Vitesse Semiconductor Corp.*<F1>                        1,269,110
    65,000   Xicor, Inc.*<F1>                                          989,300
    41,000   Xilinx, Inc.*<F1>                                       1,558,000
                                                                  ------------
                                                                    21,380,226

             SEMICONDUCTOR CAPITAL SPENDING -- 6.6%
    43,000   Applied Materials, Inc.*<F1>                              919,340
    20,000   ASML Holding N.V. - NYS*<F1>                              366,600
    48,000   Asyst Technologies, Inc.*<F1>                             395,040
    16,500   KLA-Tencor Corp.*<F1>                                     830,775
    95,000   Kulicke and Soffa Industries, Inc.*<F1>                 1,113,400
    74,000   LTX Corp.*<F1>                                          1,117,400
    25,000   Novellus Systems, Inc.*<F1>                               794,750
    75,000   Teradyne, Inc.*<F1>                                     1,787,250
   129,000   TranSwitch Corp.*<F1>                                     297,990
                                                                  ------------
                                                                     7,622,545

             SERVICES -- 0.3%
     1,500   FedEx Corp.                                               112,740
     2,000   Taser International, Inc.*<F1>                            156,620
     1,500   United Parcel Service, Inc. Cl B                          104,760
                                                                  ------------
                                                                       374,120

             SYSTEM SOFTWARE -- 0.5%
     9,000   Autodesk, Inc.                                            284,580
     6,000   Mercury Interactive Corp.*<F1>                            268,800
                                                                  ------------
                                                                       553,380

             TELECOMMUNICATIONS -- 5.5%
    72,000   Agere Systems Inc.*<F1>                                   231,120
    68,000   Avaya Inc.*<F1>                                         1,079,840
   126,000   CIENA Corp.*<F1>                                          626,220
   197,750   Lucent Technologies Inc.*<F1>                             812,753
   415,600   Nortel Networks Corp.*<F1>                              2,468,664
    18,000   Qiao Xing Universal
               Telephone, Inc.*<F1>                                    200,160
   111,000   Tellabs, Inc.*<F1>                                        957,930
                                                                  ------------
                                                                     6,376,687

             TELEPHONE SERVICES -- 0.2%
     5,000   Sprint Corp. (FON Group)                                   92,150
    25,000   Time Warner Telecom Inc.*<F1>                             163,250
                                                                  ------------
                                                                       255,400

             WIRELESS COMMUNICATION -- 10.2%
   329,925   Motorola, Inc.                                          5,806,680
    51,000   Nextel Communications, Inc.*<F1>                        1,261,230
    45,000   Nextel Partners, Inc.*<F1>                                569,700
    11,000   Nokia Corp. "A" SP-ADR                                    223,080
    27,500   Research In Motion Ltd.*<F1>                            2,566,025
    36,000   Sprint Corp. (PCS Group)*<F1>                             331,200
    42,000   Western Wireless Corp.*<F1>                               981,540
                                                                  ------------
                                                                    11,739,455
                                                                  ------------
                Total common stocks
                  (cost $108,114,887)                              113,354,511
                                                                  ------------

MUTUAL FUNDS -- 0.4% (A)<F2>
     3,000   Biotech HOLDRs Trust                                      426,300
                                                                  ------------
                Total mutual funds
                  (cost $410,973)                                      426,300
                                                                  ------------
                Total long-term investments
                  (cost $108,525,860)                              113,780,811

PRINCIPAL AMOUNT
----------------
SHORT-TERM INVESTMENTS -- 1.8% (A)<F2>

             VARIABLE RATE DEMAND NOTE
$2,108,795   U.S. Bank, N.A.                                         2,108,795
                                                                  ------------
                Total short-term investments
                  (cost $2,108,795)                                  2,108,795
                                                                  ------------
                Total investments
                  (cost $110,634,655)                              115,889,606
             Liabilities, less cash and
               receivables -- (0.4%) (A)<F2>                          (446,060)
                                                                  ------------
                NET ASSETS                                        $115,443,546
                                                                  ------------
                                                                  ------------
             Net Asset Value Per Share
               ($0.01 par value, 40,000,000
               shares authorized), offering
               and redemption price
               ($115,443,546 / 3,649,963
               shares outstanding)                                $      31.63
                                                                  ------------
                                                                  ------------

  *<F1>   Non-income producing security.
(a)<F2> Percentages for the various classifications relate to net assets. ADR - American Depository Receipt
GDR - Global Depository Receipt
NYS - NY Registered Shares

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2004 (Unaudited)

INCOME:
   Dividends                                                       $   198,216
   Interest                                                              8,794
                                                                   -----------
       Total income                                                    207,010
                                                                   -----------

EXPENSES:
   Management fees                                                     697,671
   Transfer agent fees                                                 107,651
   Administrative services                                              87,479
   Professional fees                                                    74,038
   Distribution fees                                                    65,430
   Printing and postage expense                                         62,515
   Custodian fees                                                       50,813
   Registration fees                                                    20,280
   Insurance expense                                                    19,053
   Board of Directors fees                                               2,500
   Other expenses                                                        5,930
                                                                   -----------
       Total operating expenses before interest expense              1,193,360

   Interest expense                                                     12,699
                                                                   -----------
       Total expenses                                                1,206,059
                                                                   -----------
NET INVESTMENT LOSS                                                   (999,049)
                                                                   -----------
NET REALIZED GAIN ON INVESTMENTS                                    13,160,256
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                 4,790,598
                                                                   -----------
NET GAIN ON INVESTMENTS                                             17,950,854
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $16,951,805
                                                                   -----------
                                                                   -----------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2004 (Unaudited) and For the Year Ended September 30, 2003

                                                                                            2004                2003
                                                                                          --------            --------
OPERATIONS:
   Net investment loss                                                                  $   (999,049)       $   (855,528)
   Net realized gain (loss) on investments                                                13,160,256          (1,735,336)
   Net change in unrealized appreciation on investments                                    4,790,598          34,019,632
                                                                                        ------------        ------------
       Net increase in net assets resulting from operations                               16,951,805          31,428,768
                                                                                        ------------        ------------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (1,467,615 and 4,347,940 shares, respectively)             46,552,645         112,162,453
   Cost of shares redeemed (2,790,336 and 3,456,834 shares, respectively)                (86,964,153)        (84,720,688)
                                                                                        ------------        ------------
       Net (decrease) increase in net assets derived from Fund share activities          (40,411,508)         27,441,765
                                                                                        ------------        ------------
       TOTAL (DECREASE) INCREASE                                                         (23,459,703)         58,870,533
NET ASSETS AT THE BEGINNING OF THE PERIOD                                                138,903,249          80,032,716
                                                                                        ------------        ------------
NET ASSETS AT THE END OF THE PERIOD                                                     $115,443,546        $138,903,249
                                                                                        ------------        ------------
                                                                                        ------------        ------------

FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                          (UNAUDITED)
                                                          FOR THE SIX
                                                         MONTHS ENDING                FOR THE YEARS ENDED SEPTEMBER 30,
                                                           MARCH 31,       ------------------------------------------------------
                                                             2004          2003         2002        2001         2000        1999
                                                             ----          ----         ----        ----         ----        ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                        $27.93        $19.61       $29.73      $66.57       $53.98      $36.95

Income from investment operations:
   Net investment loss*<F3>                                  (0.23)        (0.22)       (0.25)      (0.38)       (0.51)      (0.33)
   Net realized and unrealized gain (loss) on investments     3.93          8.54        (9.87)     (36.46)       13.11       18.01
                                                            ------        ------       ------      ------       ------      ------
Total from investment operations                              3.70          8.32       (10.12)     (36.84)       12.60       17.68

Less distributions:
   Dividend from net investment income                          --            --           --          --           --          --
   Distributions from net realized gains                        --            --           --          --        (0.01)      (0.65)
                                                            ------        ------       ------      ------       ------      ------
Total from distributions                                        --            --           --          --        (0.01)      (0.65)
                                                            ------        ------       ------      ------       ------      ------
Net asset value, end of period                              $31.63        $27.93       $19.61      $29.73       $66.57      $53.98
                                                            ------        ------       ------      ------       ------      ------
                                                            ------        ------       ------      ------       ------      ------
TOTAL INVESTMENT RETURN                                     13.25%(1)     42.43%      (34.04%)    (55.34%)      23.34%      48.56%
                                                                  <F4>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                     115,444       138,903       80,033     182,742      583,884     386,951
Ratio of operating expenses before interest expense
  to average net assets                                      1.71%(2)      1.72%        1.49%       1.34%        1.29%       1.45%
                                                                  <F5>
Ratio of interest expense to average net assets              0.02%(2)      0.02%        0.02%       0.01%        0.00%        N/A
                                                                  <F5>
Ratio of net investment loss to average net assets          (1.43%)(2)    (0.88%)      (0.82%)     (0.82%)      (0.84%)     (0.63%)
                                                                   <F5>
Portfolio turnover rate                                      74.2%         83.7%        67.0%       35.8%        17.3%        6.2%

  *<F3> In 2004, 2003, 2002, 2001 and 1999, net investment loss per share is calculated using average shares outstanding. In 2000 net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(1)<F4>  Not Annualized.
(2)<F5>  Annualized.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Opportunity Fund
STATEMENT OF NET ASSETS
March 31, 2004 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----
LONG-TERM INVESTMENTS -- 99.6% (A)<F7>
COMMON STOCKS -- 99.6% (A)<F7>

            ADVERTISING -- 0.2%
   7,000    ValueClick, Inc.*<F6>                                  $    75,600

            AIRLINES/AEROSPACE -- 0.2%
   3,000    America West Holdings
              Corp. Cl B*<F6>                                           28,590
   3,000    AMR Corp.*<F6>                                              38,190
                                                                   -----------
                                                                        66,780

            APPLICATION SOFTWARE -- 2.6%
   4,000    Business Objects S.A. - SP-ADR*<F6>                        114,000
   3,000    Computer Associates
              International, Inc.                                       80,580
   7,000    Compuware Corp.*<F6>                                        52,150
   9,000    Corio, Inc.*<F6>                                            35,910
   7,700    EMC Corp. (Mass.)*<F6>                                     104,797
  12,000    Novell, Inc.*<F6>                                          136,560
  20,000    Sagent Technology, Inc.                                      2,240
  18,000    Siebel Systems, Inc.*<F6>                                  207,180
   5,000    VERITAS Software Corp.*<F6>                                134,550
                                                                   -----------
                                                                       867,967

            AUTOMOTIVE -- 0.1%
   9,000    Tower Automotive, Inc.*<F6>                                 45,360

            BIOTECHNOLOGY -- 5.4%
  54,000    Aastrom Biosciences, Inc.*<F6>                              71,820
  16,000    Altair Nanotechnologies, Inc.*<F6>                          40,480
   4,000    Applera Corp. - Celera
              Genomics Group*<F6>                                       58,040
  22,000    AVANIR Pharmaceuticals*<F6>                                 38,720
  12,000    AVANT Immunotherapeutics, Inc.*<F6>                         30,240
  10,000    AVI BioPharma, Inc.*<F6>                                    30,300
  41,000    Biomira, Inc.*<F6>                                          76,670
   6,000    Dendreon Corp.*<F6>                                         79,800
  16,000    Elan Corp. PLC - SP-ADR*<F6>                               329,920
   6,000    Epoch Biosciences Inc.*<F6>                                 11,940
  21,000    Genaera Corp.*<F6>                                          93,870
   6,000    GlycoGenesys, Inc.*<F6>                                      6,060
  25,000    The Immune Response Corp.*<F6>                              39,250
  10,000    Incyte Corp.*<F6>                                           83,100
   5,000    Insmed Inc.*<F6>                                            15,800
   7,800    Orchid Biosciences, Inc.*<F6>                               78,000
  16,000    Peregrine Pharmaceuticals, Inc.*<F6>                        39,200
  21,000    Pharmos Corp.*<F6>                                          84,840
   7,000    PRAECIS Pharmaceuticals Inc.*<F6>                           41,370
   3,000    Protein Design Labs, Inc.*<F6>                              71,460
  11,000    Senetek PLC - SP-ADR*<F6>                                   11,330
   2,000    Sepracor Inc.*<F6>                                          96,200
   5,000    Serologicals Corp.*<F6>                                    102,000
   5,000    Transkaryotic Therapies, Inc.*<F6>                          85,800
  16,000    V.I. Technologies, Inc.*<F6>                                18,240
  43,000    Vion Pharmaceuticals, Inc.*<F6>                            172,000
                                                                   -----------
                                                                     1,806,450

            BUILDING -- 0.4%
   3,397    Home Depot, Inc.                                           126,912

            BUSINESS SOFTWARE & SERVICES -- 7.9%
   3,000    Advent Software, Inc.*<F6>                                  56,100
  20,000    Akamai Technologies, Inc.*<F6>                             262,800
  13,000    Answerthink Inc.*<F6>                                      100,360
   6,000    Aspen Technology, Inc.*<F6>                                 49,020
   5,000    CheckFree Corp.*<F6>                                       147,300
   3,000    ChipPAC,  Inc.*<F6>                                         23,730
  18,000    Commtouch Software Ltd.*<F6>                                15,840
   7,000    Comverse Technology, Inc.*<F6>                             126,980
   6,000    Digital River, Inc.*<F6>                                   140,460
   8,000    Embarcadero Technologies, Inc.*<F6>                        102,720
   6,000    E.piphany, Inc.*<F6>                                        43,320
   3,000    FileNET Corp.*<F6>                                          79,950
  51,000    I-many, Inc.*<F6>                                           56,100
  27,000    Manugistics Group, Inc.*<F6>                               184,950
   3,000    Monster Worldwide Inc.*<F6>                                 78,600
   3,000    NetIQ Corp.*<F6>                                            41,880
  18,000    OpenTV Corp.*<F6>                                           58,140
   4,000    Radiant Systems, Inc.*<F6>                                  24,049
  63,000    Radview Software Ltd.*<F6>                                  40,950
  70,000    Ramp Corp.*<F6>                                             40,600
  32,000    Sapient Corp.*<F6>                                         192,960
  28,000    SeeBeyond Technology Corp.*<F6>                            113,400
   9,000    Sonic Solutions*<F6>                                       170,640
  49,000    Sonus Networks, Inc.*<F6>                                  181,790
   8,000    TIBCO Software Inc.*<F6>                                    65,360
  29,000    Verso Technologies, Inc.*<F6>                               48,430
  22,000    Viewpoint Corp.*<F6>                                        74,140
  11,000    webMethods, Inc.*<F6>                                      103,400
                                                                   -----------
                                                                     2,623,969

            CABLE TV/BROADCASTING -- 2.2%
  29,000    Charter Communications, Inc.*<F6>                          136,590
   9,000    Crown Media Holdings, Inc.*<F6>                             72,810
  20,000    Sirius Satellite Radio Inc.*<F6>                            68,000
   3,840    UnitedGlobalCom, Inc.*<F6>                                  32,602
  15,000    XM Satellite Radio Holdings Inc.*<F6>                      420,000
                                                                   -----------
                                                                       730,002

            CHEMICALS -- 0.0%
   8,000    Isonics Corp.*<F6>                                           8,160

            COMMUNICATION EQUIPMENT -- 7.7%
  31,000    ANADIGICS, Inc.*<F6>                                       192,820
   6,000    Applied Extrusion
              Technologies, Inc.*<F6>                                   17,940
   7,000    Brocade Communications
              Systems, Inc.*<F6>                                        46,620
   3,000    Brooktrout Inc.*<F6>                                        59,520
  15,000    C-COR.net Corp.*<F6>                                       210,300
   3,000    California Amplifier, Inc.*<F6>                             40,140
  10,000    Concurrent Computer Corp.*<F6>                              34,500
  29,000    Corning Inc.*<F6>                                          324,220
  20,000    Digital Lightwave, Inc.*<F6>                                47,400
  18,000    Eagle Broadband, Inc.*<F6>                                  21,960
   3,000    Endwave Corp.*<F6>                                          28,500
  11,000    L.M. Ericsson
              Telephone Co. ADR*<F6>                                   305,250
  35,000    Finisar Corp.*<F6>                                          76,300
  12,000    FOCUS Enhancements, Inc.*<F6>                               20,520
  22,000    Harmonic Inc.*<F6>                                         212,300
   3,000    Plexus Corp.*<F6>                                           53,370
  62,000    Proxim Corp.*<F6>                                          109,740
   2,000    QUALCOMM Inc.                                              132,840
  23,000    REMEC, Inc.*<F6>                                           174,800
  12,000    Terayon Communication
              Systems, Inc.*<F6>                                        41,040
  14,000    WebEx Communications, Inc.*<F6>                            416,220
                                                                   -----------
                                                                     2,566,300

            COMMUNICATIONS SERVICES -- 0.4%
   6,000    Aspect Communications Corp.*<F6>                            94,020
  10,000    Metro One
              Telecommunications, Inc.*<F6>                             23,000
                                                                   -----------
                                                                       117,020

            COMPUTER NETWORKING -- 5.2%
   8,000    3Com Corp.*<F6>                                             56,480
  11,000    Adaptec, Inc.*<F6>                                          96,360
  12,000    BroadVision, Inc.*<F6>                                      73,560
   3,000    CIBER, Inc.*<F6>                                            33,000
  12,600    Cisco Systems Inc.*<F6>                                    296,352
  28,000    Corvis Corp.*<F6>                                           53,760
  21,000    Extreme Networks, Inc.*<F6>                                151,410
  11,000    Foundry Networks, Inc.*<F6>                                188,870
  12,000    Glenayre Technologies, Inc.*<F6>                            27,000
  13,000    Juniper Networks, Inc.*<F6>                                338,130
   9,000    Lantronix, Inc.*<F6>                                        12,420
  31,000    MRV Communications, Inc.*<F6>                              103,230
   7,000    Sierra Wireless, Inc.*<F6>                                 255,430
   9,000    Sycamore Networks, Inc.*<F6>                                36,720
                                                                   -----------
                                                                     1,722,722

            COMPUTER & PERIPHERALS -- 1.4%
   6,000    Authentidate Holding Corp.*<F6>                             79,500
   3,000    Cray, Inc.*<F6>                                             19,890
   7,000    McDATA Corp.*<F6>                                           49,280
   5,000    Network Appliance, Inc.*<F6>                               107,250
   1,350    PalmOne, Inc.*<F6>                                          28,836
   6,000    Quantum Corp.*<F6>                                          22,200
   4,000    Western Digital Corp.*<F6>                                  44,920
  96,000    Xybernaut Corp.*<F6>                                       114,240
                                                                   -----------
                                                                       466,116

            COMPUTER SOFTWARE & SERVICES -- 1.0%
  58,000    Futuremedia PLC - SP-ADR*<F6>                              113,100
   3,000    Lawson Software, Inc.*<F6>                                  24,900
  31,000    Silicon Graphics, Inc.*<F6>                                 78,740
  25,000    VA Software Corp.*<F6>                                      71,500
  15,000    Wave Systems Corp.*<F6>                                     16,650
   3,000    Wind River Systems, Inc.*<F6>                               33,210
                                                                   -----------
                                                                       338,100

            DIVERSIFIED -- 0.6%
  20,000    Crown Holdings, Inc.*<F6>                                  186,400

            DRUGS -- 2.0%
   8,000    Alteon Inc.*<F6>                                            14,400
  39,000    ARIAD Pharmaceuticals, Inc.*<F6>                           368,940
  16,000    Axonyx Inc.*<F6>                                           104,480
  11,000    Geron Corp.*<F6>                                           103,400
  40,000    Questcor Pharmaceuticals, Inc.*<F6>                         34,400
   3,000    VaxGen, Inc.*<F6>                                           34,020
                                                                   -----------
                                                                       659,640

            ELECTRICAL EQUIPMENT -- 0.4%
  11,000    Arotech Corp.*<F6>                                          21,010
   6,000    FuelCell Energy, Inc.*<F6>                                  81,360
   2,000    PerkinElmer, Inc.                                           41,380
                                                                   -----------
                                                                       143,750

            ELECTRONICS -- 0.7%
   3,000    Agilent Technologies, Inc.*<F6>                             94,890
  48,000    GigaMedia Ltd.*<F6>                                         66,720
   3,000    Powerwave Technologies, Inc.*<F6>                           23,400
   3,000    Vishay Intertechnology, Inc.*<F6>                           64,020
                                                                   -----------
                                                                       249,030

            ENERGY -- 0.1%
   8,000    Capstone Turbine Corp.*<F6>                                 19,760

            ENERGY-SERVICES -- 0.1%
   3,000    Alstom SA - SP-ADR                                           7,320
   3,000    Ivanhoe Energy Inc.*<F6>                                     7,380
   5,000    Parker Drilling Co.*<F6>                                    20,850
                                                                   -----------
                                                                        35,550

            ENTERTAINMENT/MEDIA -- 0.6%
  86,000    Acclaim Entertainment, Inc.*<F6>                            53,320
  29,000    BAM! Entertainment, Inc.*<F6>                               25,520
   2,000    The Walt Disney Co.                                         49,980
   3,000    Gemstar-TV Guide
              International, Inc.*<F6>                                  20,130
   4,000    Lions Gate Entertainment Corp.*<F6>                         25,000
   4,000    Roxio, Inc.*<F6>                                            17,880
  14,000    WorldGate Communications, Inc.*<F6>                         19,320
                                                                   -----------
                                                                       211,150

            FINANCIAL SERVICES -- 2.7%
  19,000    Ameritrade Holding Corp.*<F6>                              292,600
  15,000    E*TRADE Financial Corp.*<F6>                               200,250
   7,000    Knight Trading Group, Inc.*<F6>                             88,620
   2,000    Merrill Lynch & Co., Inc.                                  119,120
   5,000    NetBank, Inc.                                               61,050
   6,000    Providian Financial Corp.*<F6>                              78,600
   6,561    The Charles Schwab Corp.                                    76,173
                                                                   -----------
                                                                       916,413

            GOLD & SILVER -- 2.2%
   6,000    Bema Gold Corp.*<F6>                                        22,080
  18,000    Cambior Inc.*<F6>                                           56,340
   4,000    Canyon Resources Corp.*<F6>                                 18,920
  24,000    Coeur d'Alene Mines Corp.*<F6>                             168,000
   5,000    Durban Roodepoort Deep
              Ltd. - SP-ADR*<F6>                                        17,550
   3,000    Gold Fields Ltd. - SP-ADR                                   39,450
  11,000    Golden Star Resources Ltd.*<F6>                             78,650
   4,000    MEMC Electronic Materials, Inc.*<F6>                        36,600
   9,000    Miramar Mining Corp.*<F6>                                   16,110
   8,000    Northgate Exploration Ltd.*<F6>                             19,760
  15,000    Pacific Rim Mining Corp.*<F6>                               18,300
   8,000    Pan American Silver Corp.*<F6>                             142,560
  24,000    Wheaton River Minerals Ltd.*<F6>                            82,080
                                                                   -----------
                                                                       716,400

            HOTELS -- 0.4%
  12,000    Prime Hospitality Corp.*<F6>                               136,560
  12,000    Wyndham International, Inc.*<F6>                            12,000
                                                                   -----------
                                                                       148,560

            HOUSEHOLD PRODUCTS -- 0.1%
   6,000    Revlon, Inc.*<F6>                                           16,620

            INSTRUMENTS -- 0.1%
   8,000    American Bio Medica Corp.*<F6>                              10,080
  20,000    SmarTire Systems Inc.*<F6>                                   2,520
   6,000    Transgenomic, Inc.*<F6>                                     11,760
                                                                   -----------
                                                                        24,360

            INSURANCE -- 0.0%
   9,000    SCOR - SP-ADR                                               15,930

            INTERNET INFORMATION PROVIDERS -- 4.2%
   6,000    Ask Jeeves, Inc.*<F6>                                      214,380
  44,000    BackWeb Technologies Ltd.*<F6>                              39,600
  18,812    chinadotcom corp.*<F6>                                     162,724
   8,000    CNET Networks, Inc.*<F6>                                    82,640
  26,000    Critical Path, Inc.*<F6>                                    54,340
  29,000    HomeStore, Inc.*<F6>                                       122,670
   2,000    InfoSpace, Inc.*<F6>                                        77,740
  54,000    iVillage Inc.*<F6>                                         371,520
   5,000    MarketWatch.com, Inc.*<F6>                                  69,700
   7,000    On2 Technologies, Inc.*<F6>                                  6,230
  32,000    theglobe.com, inc.*<F6>                                     28,800
  48,000    Verticalnet, Inc.*<F6>                                      93,600
   7,000    WebMD Corp.*<F6>                                            62,230
                                                                   -----------
                                                                     1,386,174

            INTERNET SERVICE PROVIDERS -- 0.7%
  13,000    EarthLink, Inc.*<F6>                                       115,180
  26,000    Internap Network Services Corp.*<F6>                        44,720
  12,000    Provo International Inc.*<F6>                                4,440
   2,000    SINA Corp.*<F6>                                             75,660
                                                                   -----------
                                                                       240,000

            INTERNET SOFTWARE & SERVICES -- 4.9%
  27,000    Ariba, Inc.*<F6>                                            76,140
  31,000    Art Technology Group, Inc.*<F6>                             45,260
  58,000    CMGI Inc.*<F6>                                             142,100
   9,000    DoubleClick Inc.*<F6>                                      101,250
   2,000    F5 Networks, Inc.*<F6>                                      67,700
   3,000    FreeMarkets, Inc.*<F6>                                      24,690
  32,000    Internet Capital Group, Inc.*<F6>                           12,800
  14,000    IONA Technologies
              PLC  - SP-ADR*<F6>                                       105,000
   5,000    ITXC Corp.*<F6>                                             15,850
  11,000    Kana Software, Inc.*<F6>                                    49,610
  15,000    LookSmart, Ltd.*<F6>                                        29,550
  17,000    Loudeye Corp.*<F6>                                          31,280
  32,000    Marimba, Inc.*<F6>                                         188,480
  17,333    Openwave Systems Inc.*<F6>                                 231,222
  41,000    ProsoftTraining*<F6>                                        19,680
   6,000    RealNetworks, Inc.*<F6>                                     36,000
  13,000    Red Hat, Inc.*<F6>                                         297,180
  19,000    Safeguard Scientifics, Inc.*<F6>                            70,680
   7,000    SonicWALL, Inc.*<F6>                                        62,440
  20,000    SSP Solutions, Inc.*<F6>                                    33,400
                                                                   -----------
                                                                     1,640,312

            MACHINERY -- 0.1%
   4,000    Presstek, Inc.*<F6>                                         43,520

            MEDICAL SERVICES -- 0.2%
  10,000    EntreMed, Inc.*<F6>                                         34,610
   7,000    Quidel Corp.*<F6>                                           46,130
                                                                   -----------
                                                                        80,740

            MEDICAL SUPPLIES -- 0.6%
   9,000    Aradigm Corp.*<F6>                                          20,880
  29,000    Cardima, Inc.*<F6>                                          26,390
   8,000    Celsion Corp.*<F6>                                           9,920
   3,000    Escalon Medical Corp.*<F6>                                  67,830
   9,000    HearUSA, Inc.*<F6>                                          17,010
  17,000    LifePoint, Inc.*<F6>                                         6,290
  10,000    Palatin Technologies, Inc.*<F6>                             41,700
   3,000    VIVUS, Inc.*<F6>                                            18,210
                                                                   -----------
                                                                       208,230

            METALS -- 0.3%
   3,000    Metals USA, Inc.*<F6>                                       38,790
   4,000    North American Palladium Ltd.*<F6>                          47,120
                                                                   -----------
                                                                        85,910

            PAPER & FOREST PRODUCTS -- 0.3%
   1,843    Boise Cascade Corp.                                         63,860
  27,000    DF China Technology Inc.*<F6>                               29,160
                                                                   -----------
                                                                        93,020

            PHOTOGRAPHY -- 0.5%
   3,000    Komag, Inc.*<F6>                                            55,200
   7,000    Lexar Media, Inc.*<F6>                                     115,920
                                                                   -----------
                                                                       171,120

            RETAIL-SPECIALTY -- 4.6%
  62,000    Ableauctions.com, Inc.*<F6>                                 60,760
   2,000    Amazon.com, Inc.*<F6>                                       86,560
   7,500    Best Buy Co., Inc.                                         387,900
  17,000    Bombay Company, Inc.*<F6>                                  133,450
  10,000    Circuit City Stores, Inc.                                  113,000
   8,000    iParty Corp.*<F6>                                           10,000
  25,000    Navarre Corp.*<F6>                                         149,250
  13,000    PC Connection, Inc.*<F6>                                   102,570
   3,000    Pep Boys-Manny, Moe & Jack                                  83,250
  17,000    Rite Aid Corp.*<F6>                                         92,480
   8,000    Tommy Hilfiger Corp.*<F6>                                  136,000
  11,000    Vans, Inc.*<F6>                                            162,800
                                                                   -----------
                                                                     1,518,020

            RETAIL STORES -- 0.1%
   2,000    The Gap, Inc.                                               43,840

            SECURITY SOFTWARE & SERVICES -- 3.4%
   4,000    Check Point Software
              Technologies Ltd.*<F6>                                    91,080
   4,000    Internet Security Systems, Inc.*<F6>                        70,560
  26,000    Netegrity, Inc.*<F6>                                       221,000
  12,000    Network Associates, Inc.*<F6>                              216,000
   1,122    SafeNet, Inc.*<F6>                                          42,120
  18,000    Secure Computing Corp.*<F6>                                294,300
   7,000    VeriSign, Inc.*<F6>                                        116,130
  43,000    Vignette Corp.*<F6>                                         89,010
                                                                   -----------
                                                                     1,140,200

            SEMICONDUCTORS -- 20.3%
   7,000    Alliance Semiconductor Corp.*<F6>                           53,270
   9,000    Altera Corp.*<F6>                                          184,050
   6,000    Amkor Technology, Inc.*<F6>                                 87,780
  11,000    Applied Micro Circuits Corp.*<F6>                           63,250
  39,000    Atmel Corp.*<F6>                                           253,500
  22,000    Avanex Corp.*<F6>                                           95,040
  13,000    Axcelis Technologies, Inc.*<F6>                            144,560
   8,000    Broadcom Corp.*<F6>                                        313,360
  33,000    Cirrus Logic, Inc.*<F6>                                    250,140
  33,000    Conexant Systems, Inc.*<F6>                                203,280
  15,000    Cypress Semiconductor Corp.*<F6>                           307,050
   8,000    EMCORE Corp.*<F6>                                           32,720
  13,000    Flextronics International Ltd.*<F6>                        223,860
  24,000    Integrated Device
              Technology, Inc.*<F6>                                    360,000
  17,200    Intel Corp.                                                467,840
   7,000    Lam Research Corp.*<F6>                                    176,470
   7,000    Lattice Semiconductor Corp.*<F6>                            61,110
   6,000    LSI Logic Corp.*<F6>                                        56,040
  21,000    Mattson Technology, Inc.*<F6>                              251,160
   9,666    Mindspeed Technologies Inc.*<F6>                            63,119
  15,000    MIPS Technologies, Inc.*<F6>                                86,100
  11,000    NVIDIA Corp.*<F6>                                          291,390
  16,000    Pixelworks, Inc.*<F6>                                      274,080
  27,000    PLX Technology, Inc.*<F6>                                  290,790
  21,000    PMC-Sierra, Inc.*<F6>                                      356,370
  13,000    Rambus Inc.*<F6>                                           364,390
  16,000    Sanmina-SCI Corp.*<F6>                                     176,160
   8,000    Silicon Storage
              Technology, Inc.*<F6>                                    103,520
   3,000    SIPEX Corp.*<F6>                                            18,900
  26,000    Solectron Corp.*<F6>                                       143,780
   6,000    STMicroelectronics N.V.                                    141,600
  10,000    Texas Instruments Inc.                                     292,200
  14,000    TriQuint Semiconductor, Inc.*<F6>                          102,200
   4,000    United Microelectronics
              Corp. - SP-ADR*<F6>                                       20,800
  18,000    Vitesse Semiconductor Corp.*<F6>                           127,620
  12,000    Xicor, Inc.*<F6>                                           182,640
   4,000    Xilinx, Inc.*<F6>                                          152,000
                                                                   -----------
                                                                     6,772,139

            SEMICONDUCTOR CAPITAL SPENDING -- 3.1%
   3,000    Applied Materials, Inc.*<F6>                                64,140
  23,000    ASML Holding N.V. - NYS*<F6>                               421,590
  19,000    eMagin Corp.*<F6>                                           39,520
  17,000    ISCO International Inc.*<F6>                                 7,480
   7,000    Kulicke and Soffa
              Industries, Inc.*<F6>                                     82,040
  15,000    Semitool, Inc.*<F6>                                        191,100
   4,000    Teradyne, Inc.*<F6>                                         95,320
  50,000    TranSwitch Corp.*<F6>                                      115,500
                                                                   -----------
                                                                     1,016,690

            SERVICES -- 0.5%
  17,000    Envoy Communications
              Group Inc.*<F6>                                           15,300
  12,000    EVCI Career Colleges Inc.*<F6>                             153,720
                                                                   -----------
                                                                       169,020

            SYSTEM SOFTWARE -- 0.4%
  26,000    Insignia Solutions, Inc.*<F6>                               43,940
  21,000    Parametric Technology Corp.*<F6>                            94,920
                                                                   -----------
                                                                       138,860

            TELECOMMUNICATION SERVICES -- 0.2%
  14,000    Qwest Communications
              International Inc.*<F6>                                   60,340

            TELECOMMUNICATIONS -- 4.4%
  20,000    ADC Telecommunications, Inc.*<F6>                           58,000
  35,000    Agere Systems Inc.*<F6>                                    112,350
  22,000    Avaya Inc.*<F6>                                            349,360
  25,000    CIENA Corp.*<F6>                                           124,250
  40,000    DSL.net, Inc.*<F6>                                          18,800
   5,000    Level 3 Communications, Inc.*<F6>                           20,100
  54,000    Lucent Technologies Inc.*<F6>                              221,940
   2,000    Macromedia, Inc.*<F6>                                       40,140
  36,000    McLeodUSA Inc.*<F6>                                         53,640
  36,000    Nortel Networks Corp.*<F6>                                 213,840
   6,000    Qiao Xing Universal
              Telephone, Inc.*<F6>                                      66,720
   3,000    SUNDAY Communications
              Ltd. - ADR*<F6>                                           21,570
  21,000    Tellabs, Inc.*<F6>                                         181,230
                                                                   -----------
                                                                     1,481,940

            TELEPHONE SERVICES -- 0.6%
   9,000    Cable & Wireless PLC - SP-ADR*<F6>                          64,080
  10,000    Primus Telecommunications
              Group, Inc.*<F6>                                          84,100
   6,000    Time Warner Telecom Inc.*<F6>                               39,180
                                                                   -----------
                                                                       187,360

            UTILITIES -- 0.1%
  28,000    Beacon Power Corp.*<F6>                                     21,840

            WIRELESS COMMUNICATION -- 5.4%
   6,000    Aether Systems, Inc.*<F6>                                   27,900
  14,000    FiberNet Telecom Group, Inc.*<F6>                           17,640
  88,000    GoAmerica, Inc.*<F6>                                        17,600
  20,500    Motorola, Inc.                                             360,800
   9,000    Nextel Communications, Inc.*<F6>                           222,570
   3,000    Nextel Partners, Inc.*<F6>                                  37,980
   5,000    Research In Motion Ltd.*<F6>                               466,550
  20,000    Sprint Corp. (PCS Group)*<F6>                              184,000
  13,000    Telesystem International
              Wireless Inc.*<F6>                                       148,070
   8,000    Tumbleweed
              Communications Corp.*<F6>                                 56,080
  15,000    UbiquiTel Inc.*<F6>                                         52,935
   9,000    Western Wireless Corp.*<F6>                                210,330
                                                                   -----------
                                                                     1,802,455
                                                                   -----------
               Total common stocks
                 (cost $23,145,175)                                 33,206,751
                                                                   -----------
               Total long-term investments
                 (cost $23,145,175)                                 33,206,751

PRINCIPAL AMOUNT
----------------
SHORT-TERM INVESTMENTS -- 0.0% (A)<F7>

            VARIABLE RATE DEMAND NOTE -- 0.0%
    $688    U.S. Bank, N.A.                                                688
                                                                   -----------
               Total short-term investments
                 (cost $688)                                               688
                                                                   -----------
               Total investments
                 (cost $23,145,863)                                 33,207,439
            Cash and receivables, less
              liabilities -- 0.4% (A)<F7>                              142,729
                                                                   -----------
               NET ASSETS                                          $33,350,168
                                                                   -----------
                                                                   -----------
            Net Asset Value Per Share
              ($0.01 par value, 40,000,000
              shares authorized), offering
              and redemption price
              ($33,350,168 / 1,526,384
              shares outstanding)                                  $     21.85
                                                                   -----------
                                                                   -----------

  *<F6>   Non-income producing security.
(a)<F7> Percentages for the various classifications relate to net assets. ADR - American Depository Receipt
NYS - NY Registered Shares

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2004 (Unaudited)

INCOME:
   Dividends                                                        $   15,727
   Interest                                                              1,761
                                                                    ----------
       Total income                                                     17,488
                                                                    ----------
EXPENSES:
   Management fees                                                     180,256
   Professional fees                                                    39,758
   Administrative services                                              35,798
   Transfer agent fees                                                  25,361
   Registration fees                                                    21,851
   Custodian fees                                                       14,980
   Printing and postage expense                                         12,656
   Distribution fees                                                     9,940
   Insurance expense                                                     5,579
   Board of Directors fees                                               2,500
   Other expenses                                                          611
                                                                    ----------
       Total operating expenses before interest expense                349,290
   Interest expense                                                      9,092
                                                                    ----------
       Total expenses                                                  358,382
                                                                    ----------
NET INVESTMENT LOSS                                                   (340,894)
                                                                    ----------
NET REALIZED GAIN ON INVESTMENTS                                     1,760,530
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                 3,938,759
                                                                    ----------
NET GAIN ON INVESTMENTS                                              5,699,289
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $5,358,395
                                                                    ----------
                                                                    ----------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2004 (Unaudited) and For the Year Ended September 30, 2003

                                                                                       2004                 2003
                                                                                     --------             --------
OPERATIONS:
   Net investment loss                                                              $  (340,894)        $  (269,051)
   Net realized gain on investments                                                   1,760,530           1,639,500
   Net change in unrealized appreciation on investments                               3,938,759           6,651,242
                                                                                    -----------         -----------
       Net increase in net assets resulting from operations                           5,358,395           8,021,691
                                                                                    -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gains ($0.73628 per share)                        (1,226,731)                 --
                                                                                    -----------         -----------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (1,393,901 and 624,888 shares, respectively)          30,637,472          10,818,505
   Net asset value of shares issued in distributions (57,760 shares)                  1,193,946                  --
   Cost of shares redeemed (1,371,744 and 429,865 shares, respectively)             (29,058,784)         (6,459,337)
                                                                                    -----------         -----------
       Net increase in net assets derived from Fund share activities                  2,772,634           4,359,168
                                                                                    -----------         -----------
       TOTAL INCREASE                                                                 6,904,298          12,380,859
NET ASSETS AT THE BEGINNING OF THE PERIOD                                            26,445,870          14,065,011
                                                                                    -----------         -----------
NET ASSETS AT THE END OF THE PERIOD                                                 $33,350,168         $26,445,870
                                                                                    -----------         -----------
                                                                                    -----------         -----------

FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                      (UNAUDITED)
                                                   FOR THE SIX MONTHS              FOR THE YEARS ENDED SEPTEMBER 30,
                                                    ENDING MARCH 31,   ---------------------------------------------------------
                                                          2004         2003         2002          2001         2000         1999
                                                          ----         ----         ----          ----         ----         ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                     $18.28       $11.24       $16.82        $43.31       $34.23       $21.88

Income from investment operations:
   Net investment loss*<F8>                               (0.20)       (0.23)       (0.23)        (0.37)       (0.56)       (0.34)
   Net realized and unrealized
     gain (loss) on investments                            4.51         7.27        (5.31)       (25.47)        9.74        13.19
                                                         ------       ------       ------        ------       ------       ------
Total from investment operations                           4.31         7.04        (5.54)       (25.84)        9.18        12.85

Less distributions:
   Dividend from net investment income                       --           --           --            --           --           --
   Distributions from net realized gains                  (0.74)          --        (0.04)        (0.65)       (0.10)       (0.50)
                                                         ------       ------       ------        ------       ------       ------
Total from distributions                                  (0.74)          --        (0.04)        (0.65)       (0.10)       (0.50)
                                                         ------       ------       ------        ------       ------       ------
Net asset value, end of period                           $21.85       $18.28       $11.24        $16.82       $43.31       $34.23
                                                         ------       ------       ------        ------       ------       ------
                                                         ------       ------       ------        ------       ------       ------
TOTAL INVESTMENT RETURN                                  23.81%(1)    62.63%      (33.02%)      (60.44%)      26.91%       59.98%
                                                               <F9>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                   33,350       26,446       14,065        27,794      104,610       97,317
Ratio of operating expenses before interest expense
  to average net assets                                   1.93%(2)     1.98%        1.84%         1.69%        1.31%        1.52%
                                                              <F10>
Ratio of interest expense to average net assets           0.05%(2)     0.04%        0.03%         0.05%        0.00%         N/A
                                                              <F10>
Ratio of net investment loss to average net assets       (1.89%)(2)   (1.56%)      (1.33%)       (1.29%)      (0.97%)      (1.07%)
                                                               <F10>
Portfolio turnover rate                                   46.2%        88.4%       195.0%         74.0%         8.8%        30.3%

  *<F8> In 2004, 2003, 2002, 2001 and 1999, net investment loss per share is calculated using average shares outstanding. In 2000 net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(1)<F9>   Not Annualized.
(2)<F10>  Annualized.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Fund
STATEMENT OF NET ASSETS
March 31, 2004 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----
LONG-TERM INVESTMENTS -- 114.1% (A)<F12>
COMMON STOCKS -- 113.9% (A)<F12>

            ADVERTISING -- 0.8%
  17,000    DoubleClick Inc.*<F11>                                 $   191,250
  42,000    ValueClick, Inc.*<F11>                                     453,600
                                                                   -----------
                                                                       644,850

            AIRLINES/AEROSPACE -- 0.9%
   3,000    AirTran Holdings, Inc.*<F11>                                35,640
  24,000    AMR Corp.*<F11>                                            305,520
  14,000    Continental Airlines, Inc. Cl B*<F11>                      175,420
   3,000    Delta Air Lines, Inc.*<F11>                                 23,760
   4,000    The Fairchild Corp.*<F11>                                   19,920
   3,000    Hexcel Corp.*<F11>                                          21,840
   2,000    JetBlue Airways Corp.*<F11>                                 50,580
   3,000    MAIR Holdings, Inc.*<F11>                                   27,420
   3,000    Northwest Airlines Corp.*<F11>                              30,330
   6,000    SPACEHAB, Inc.*<F11>                                        26,100
                                                                   -----------
                                                                       716,530

            APPAREL -- 0.0%
   5,000    Candie's, Inc.*<F11>                                        10,800

            APPLICATION SOFTWARE -- 2.4%
 113,000    Commerce One, Inc.*<F11>                                   181,930
  13,000    Compuware Corp.*<F11>                                       96,850
  22,000    Corio, Inc.*<F11>                                           87,780
  29,550    EMC Corp. (Mass.)*<F11>                                    402,175
  51,000    Novell, Inc.*<F11>                                         580,380
   2,000    SAP AG SP-ADR                                               78,620
   6,000    ScanSoft, Inc.*<F11>                                        33,540
  34,000    Siebel Systems, Inc.*<F11>                                 391,340
   5,000    VERITAS Software Corp.*<F11>                               134,550
                                                                   -----------
                                                                     1,987,165

            BANKS -- 0.1%
   2,000    J.P. Morgan Chase & Co.                                     83,900

            BIOTECHNOLOGY -- 6.1%
  91,000    Aastrom Biosciences, Inc.*<F11>                            121,030
  53,000    Altair Nanotechnologies, Inc.*<F11>                        134,090
   2,000    Anika Therapeutics, Inc.*<F11>                              16,580
   7,000    Applera Corp. - Celera
              Genomics Group*<F11>                                     101,570
  44,000    AVANIR Pharmaceuticals*<F11>                                77,440
  32,000    AVANT Immunotherapeutics, Inc.*<F11>                        80,640
  11,000    AVI BioPharma, Inc.*<F11>                                   33,330
  58,000    Biomira, Inc.*<F11>                                        108,460
  10,000    CEL-SCI Corp.*<F11>                                         11,600
   5,000    Cell Genesys, Inc.*<F11>                                    60,200
   3,000    Crucell NV-ADR*<F11>                                        25,200
  11,000    Dendreon Corp.*<F11>                                       146,300
  65,000    Elan Corp. PLC - SP-ADR*<F11>                            1,340,300
   6,000    Encysive Pharmaceuticals Inc.*<F11>                         61,680
   3,000    Enzon Pharmaceuticals, Inc.*<F11>                           46,290
  10,000    Epoch Biosciences Inc.*<F11>                                19,900
  10,000    Forbes Medi-Tech Inc.*<F11>                                 73,000
  40,000    Genaera Corp.*<F11>                                        178,800
  54,000    Genesis Bioventures, Inc.*<F11>                             36,180
  31,000    GlycoGenesys, Inc.*<F11>                                    31,310
   2,000    ImClone Systems Inc.*<F11>                                 101,720
  41,000    The Immune Response Corp.*<F11>                             64,370
  60,000    Incyte Corp.*<F11>                                         498,600
   3,000    Millennium Pharmaceuticals, Inc.*<F11>                      50,700
  13,800    Orchid Biosciences, Inc.*<F11>                             138,000
  42,000    Peregrine Pharmaceuticals, Inc.*<F11>                      102,900
  40,000    Pharmos Corp.*<F11>                                        161,600
  19,000    PRAECIS Pharmaceuticals Inc.*<F11>                         112,290
   5,000    Protein Design Labs, Inc.*<F11>                            119,100
  14,000    Senetek PLC - SP-ADR*<F11>                                  14,420
   8,000    Serologicals Corp.*<F11>                                   163,200
  28,000    Transkaryotic Therapies, Inc.*<F11>                        480,480
  41,000    V.I. Technologies, Inc.*<F11>                               46,740
  78,000    Vion Pharmaceuticals, Inc.*<F11>                           312,000
  55,000    Viragen, Inc.*<F11>                                         11,550
                                                                   -----------
                                                                     5,081,570

            BUSINESS SOFTWARE & SERVICES -- 8.9%
  63,000    Akamai Technologies, Inc.*<F11>                            827,820
  30,000    Answerthink Inc.*<F11>                                     231,600
  42,000    Aspen Technology, Inc.*<F11>                               343,140
   6,000    BEA Systems, Inc.*<F11>                                     76,560
   2,000    ChipPAC,  Inc.*<F11>                                        15,820
   8,000    Commtouch Software Ltd.*<F11>                                7,040
  27,000    Comverse Technology, Inc.*<F11>                            489,780
   4,000    Convera Corp.*<F11>                                         14,200
  13,000    Copart, Inc.*<F11>                                         282,490
  21,000    CyberSource Corp.*<F11>                                    102,060
   5,200    eGain Communications Corp.*<F11>                             8,580
   3,000    Electronic Clearing House, Inc.*<F11>                       28,470
  11,000    Embarcadero Technologies, Inc.*<F11>                       141,240
  37,000    E.piphany, Inc.*<F11>                                      267,140
   6,000    FileNET Corp.*<F11>                                        159,900
 127,000    I-many, Inc.*<F11>                                         139,700
   2,000    Insight Enterprises, Inc.*<F11>                             38,500
   6,000    Island Pacific, Inc.*<F11>                                   6,060
   3,000    Manchester Technologies, Inc.*<F11>                         11,460
  64,000    Manugistics Group, Inc.*<F11>                              438,400
   4,000    Monster Worldwide Inc.*<F11>                               104,800
   6,000    NetIQ Corp.*<F11>                                           83,760
   4,200    Netsol Technologies, Inc.*<F11>                             11,130
  54,466    OpenTV Corp.*<F11>                                         175,925
  37,000    Radiant Systems, Inc.*<F11>                                222,455
  26,000    RadiSys Corp.*<F11>                                        543,400
  39,000    Radview Software Ltd.*<F11>                                 25,350
  89,000    Ramp Corp.*<F11>                                            51,620
  67,000    Sapient Corp.*<F11>                                        404,010
  43,000    SeeBeyond Technology Corp.*<F11>                           174,150
  35,000    Sonic Solutions*<F11>                                      663,600
  75,000    Sonus Networks, Inc.*<F11>                                 278,250
   8,000    THQ Inc.*<F11>                                             161,840
  47,000    TIBCO Software Inc.*<F11>                                  383,990
  24,000    Verso Technologies, Inc.*<F11>                              40,080
  46,000    Viewpoint Corp.*<F11>                                      155,020
  36,467    Visual Data Corp.*<F11>                                     91,168
  21,000    webMethods, Inc.*<F11>                                     197,400
                                                                   -----------
                                                                     7,397,908

            CABLE TV/BROADCASTING -- 2.6%
  69,000    Charter Communications, Inc.*<F11>                         324,990
   9,000    Crown Media Holdings, Inc.*<F11>                            72,810
   4,000    InterActiveCorp*<F11>                                      126,360
   3,000    Liberty Media Corp.*<F11>                                   32,850
  67,000    Sirius Satellite Radio Inc.*<F11>                          227,800
  23,000    TiVo Inc.*<F11>                                            204,470
  48,640    UnitedGlobalCom, Inc.*<F11>                                412,954
  26,000    XM Satellite Radio Holdings Inc.*<F11>                     728,000
                                                                   -----------
                                                                     2,130,234

            CHEMICALS -- 0.0%
   2,000    IMC Global Inc.                                             28,600
   6,000    Isonics Corp.*<F11>                                          6,120
                                                                   -----------
                                                                        34,720

            CHEMICALS-SPECIALTY -- 0.0%
   4,000    Star Scientific, Inc.*<F11>                                 16,520

            COMMUNICATION EQUIPMENT -- 10.7%
  12,000    8x8, Inc.*<F11>                                             42,600
   3,000    Alcatel SA - SP-ADR*<F11>                                   47,550
   6,000    American Tower Corp.*<F11>                                  68,100
  76,000    ANADIGICS, Inc.*<F11>                                      472,720
  10,000    Anaren, Inc.*<F11>                                         157,800
  17,000    Andrew Corp.*<F11>                                         297,500
   3,000    Arris Group Inc.*<F11>                                      27,600
  33,000    Brocade Communications
              Systems, Inc.*<F11>                                      219,780
  65,000    C-COR.net Corp.*<F11>                                      911,300
   5,000    California Amplifier, Inc.*<F11>                            66,900
   7,000    Centillium Communications, Inc.*<F11>                       31,640
  44,000    Concurrent Computer Corp.*<F11>                            151,800
  58,000    Corning Inc.*<F11>                                         648,440
 110,000    Digital Lightwave, Inc.*<F11>                              260,700
  94,000    Eagle Broadband, Inc.*<F11>                                114,680
  13,000    Endwave Corp.*<F11>                                        123,500
  30,000    L.M. Ericsson Telephone Co. ADR*<F11>                      832,500
  78,000    Finisar Corp.*<F11>                                        170,040
  66,000    FOCUS Enhancements, Inc.*<F11>                             112,860
   3,000    Globecomm Systems Inc.*<F11>                                16,680
  14,000    GRIC Communications, Inc.*<F11>                             46,900
  92,000    Harmonic Inc.*<F11>                                        887,800
  87,000    JDS Uniphase Corp.*<F11>                                   354,090
   6,000    NETGEAR, Inc.*<F11>                                         82,560
  32,000    Network Equipment
              Technologies, Inc.*<F11>                                 319,360
  24,000    Plexus Corp.*<F11>                                         426,960
   3,000    Polycom, Inc.*<F11>                                         63,690
 131,000    Proxim Corp.*<F11>                                         231,870
  64,000    RCN Corp.*<F11>                                             18,560
  33,000    REMEC, Inc.*<F11>                                          250,800
  11,000    RF Monolithics, Inc.*<F11>                                 117,370
   1,000    Seagate Technology                                          16,130
  38,000    Sorrento Networks Corp.*<F11>                              117,800
  38,000    Superconductor
              Technologies Inc.*<F11>                                   87,400
   7,000    Telkonet, Inc.*<F11>                                        35,630
  43,000    Terayon Communication
              Systems, Inc.*<F11>                                      147,060
   4,000    Visual Networks, Inc.*<F11>                                 13,320
  27,000    WebEx Communications, Inc.*<F11>                           802,710
  30,000    Zhone Technologies, Inc.*<F11>                             116,700
                                                                   -----------
                                                                     8,911,400

            COMMUNICATION SERVICES -- 0.9%
  16,000    Aspect Communications Corp.*<F11>                          250,720
   4,000    Chordiant Software, Inc.*<F11>                              20,960
  25,000    Crown Castle International Corp.*<F11>                     315,750
   2,000    Global Crossing Ltd.*<F11>                                  40,000
  45,000    Metro One
              Telecommunications, Inc.*<F11>                           103,500
   3,000    Z-Tel Technologies, Inc.*<F11>                               6,510
                                                                   -----------
                                                                       737,440

            COMPUTER NETWORKING -- 6.0%
  36,000    3Com Corp.*<F11>                                           254,160
  35,000    Adaptec, Inc.*<F11>                                        306,600
  51,000    BroadVision, Inc.*<F11>                                    312,630
  13,000    CIBER, Inc.*<F11>                                          143,000
  20,000    Cisco Systems Inc.*<F11>                                   470,400
   8,000    Citrix Systems, Inc.*<F11>                                 172,960
  34,000    Computer Network
              Technology Corp.*<F11>                                   272,000
 138,000    Corvis Corp.*<F11>                                         264,960
  12,000    Enterasys Networks, Inc.*<F11>                              30,360
  40,000    Extreme Networks, Inc.*<F11>                               288,400
  12,000    Foundry Networks, Inc.*<F11>                               206,040
  54,000    Glenayre Technologies, Inc.*<F11>                          121,500
  39,000    Juniper Networks, Inc.*<F11>                             1,014,390
  10,000    Lantronix, Inc.*<F11>                                       13,800
  62,000    MRV Communications, Inc.*<F11>                             206,460
  21,000    Sierra Wireless, Inc.*<F11>                                766,290
  26,200    Socket Communications, Inc.*<F11>                           80,434
  21,000    Sycamore Networks, Inc.*<F11>                               85,680
                                                                   -----------
                                                                     5,010,064

            COMPUTER & PERIPHERALS -- 2.7%
   3,000    Advanced Digital Information Corp.*<F11>                    34,140
   2,000    AU Optronics Corp. - ADR                                    41,800
  25,000    Authentidate Holding Corp.*<F11>                           331,250
   7,000    Cray, Inc.*<F11>                                            46,410
   2,000    Dell Inc.*<F11>                                             67,240
  16,000    Gateway, Inc.*<F11>                                         84,480
  20,000    McDATA Corp.*<F11>                                         140,800
  23,000    Network Appliance, Inc.*<F11>                              493,350
   4,710    PalmOne, Inc.*<F11>                                        100,606
  20,000    Quantum Corp.*<F11>                                         74,000
   7,000    SimpleTech, Inc.*<F11>                                      33,250
  94,000    Sun Microsystems, Inc.*<F11>                               391,040
   9,000    Symbol Technologies, Inc.                                  124,200
  13,000    Western Digital Corp.*<F11>                                145,990
  84,000    Xybernaut Corp.*<F11>                                       99,960
                                                                   -----------
                                                                     2,208,516

            COMPUTER SOFTWARE & SERVICES -- 2.4%
  27,000    Activision, Inc.*<F11>                                     427,140
  17,000    Borland Software Corp.*<F11>                               154,360
 197,000    Futuremedia PLC - SP-ADR*<F11>                             384,150
  12,000    International Microcomputer
              Software, Inc*<F11>                                       18,120
   7,000    Interwoven, Inc.*<F11>                                      69,790
  20,000    Lawson Software, Inc.*<F11>                                166,000
 106,000    Silicon Graphics, Inc.*<F11>                               269,240
  37,000    VA Software Corp.*<F11>                                    105,820
  22,000    Wave Systems Corp.*<F11>                                    24,420
  31,000    Wind River Systems, Inc.*<F11>                             343,170
                                                                   -----------
                                                                     1,962,210

            DIVERSIFIED -- 0.3%
  20,000    Crown Holdings, Inc.*<F11>                                 186,400
   5,000    Hercules Inc.*<F11>                                         57,400
                                                                   -----------
                                                                       243,800

            DRUGS -- 1.9%
   4,000    Advancis Pharmaceutical Corp.*<F11>                         36,560
   3,000    Alexion Pharmaceuticals, Inc.*<F11>                         71,280
   4,000    Allos Therapeutics Inc.*<F11>                               19,200
  92,000    Alteon Inc.*<F11>                                          165,600
  50,000    ARIAD Pharmaceuticals, Inc.*<F11>                          473,000
   4,000    AXM Pharma, Inc.*<F11>                                      21,640
   2,000    Axonyx Inc.*<F11>                                           13,060
   4,000    BioMarin Pharmaceutical Inc.*<F11>                          30,080
   5,000    Cellegy Pharmaceuticals, Inc.*<F11>                         19,850
  18,000    DOR BioPharma, Inc.*<F11>                                   15,120
  17,000    Geron Corp.*<F11>                                          159,800
   8,000    InKine Pharmaceutical Co.*<F11>                             41,520
  30,000    InSite Vision Inc.*<F11>                                    24,600
   8,000    MacroChem Corp.*<F11>                                       10,960
   2,000    Noven Pharmaceuticals, Inc.*<F11>                           42,940
   2,000    Nutraceutical International Corp.*<F11>                     43,200
   5,000    Pfizer Inc.                                                175,250
   3,000    Pharmacyclics, Inc.*<F11>                                   40,410
  68,000    Questcor Pharmaceuticals, Inc.*<F11>                        58,480
   3,000    Reliv' International, Inc.*<F11>                            28,800
   3,000    Sirna Therapeutics, Inc.*<F11>                              12,150
   3,000    VaxGen, Inc.*<F11>                                          34,020
                                                                   -----------
                                                                     1,537,520

            ELECTRICAL EQUIPMENT -- 0.5%
  82,000    Arotech Corp.*<F11>                                        156,620
  13,000    FuelCell Energy, Inc.*<F11>                                176,280
   3,000    GrafTech International Ltd.*<F11>                           44,850
   3,000    PerkinElmer, Inc.                                           62,070
                                                                   -----------
                                                                       439,820

            ELECTRONICS -- 1.7%
   4,000    Agilent Technologies, Inc.*<F11>                           126,520
  51,000    Alanco Technologies, Inc.*<F11>                             40,290
  30,000    Andrea Electronics Corp.*<F11>                               7,200
  65,000    Applied Digital Solutions, Inc.*<F11>                       17,550
  22,000    Artesyn Technologies, Inc.*<F11>                           209,440
  30,000    GigaMedia Ltd.*<F11>                                        41,700
  15,000    Micrel, Inc.*<F11>                                         200,250
   4,000    Pemstar Inc.*<F11>                                          14,600
  41,000    Powerwave Technologies, Inc.*<F11>                         319,800
  30,000    RF Micro Devices, Inc.*<F11>                               253,800
  13,000    SRS Labs, Inc.*<F11>                                        79,040
   3,000    Vishay Intertechnology, Inc.*<F11>                          64,020
                                                                   -----------
                                                                     1,374,210

            ENERGY -- 0.6%
   4,000    Abraxas Petroleum Corp.*<F11>                               10,600
  14,000    Beta Oil & Gas, Inc.*<F11>                                  40,880
   2,000    BJ Services Co.*<F11>                                       86,540
  19,000    Calpine Corp.*<F11>                                         88,730
  12,000    Canadian Superior Energy, Inc.*<F11>                        17,160
  68,000    Capstone Turbine Corp.*<F11>                               167,960
   4,000    Dynegy Inc.*<F11>                                           15,840
   4,000    Equity Oil Co.*<F11>                                        16,920
  60,000    Harken Energy Corp.*<F11>                                   54,000
  12,000    TransGlobe Energy Corp.*<F11>                               30,600
                                                                   -----------
                                                                       529,230

            ENERGY-SERVICES -- 0.9%
  16,000    Boots & Coots International
              Well Control Inc.*<F11>                                   21,600
   3,000    Halliburton Co.                                             91,170
  13,000    Ivanhoe Energy Inc.*<F11>                                   31,980
  39,000    Parker Drilling Co.*<F11>                                  162,630
  12,000    Rentech, Inc.*<F11>                                         10,920
  48,000    Titan International, Inc.                                  255,840
   5,000    Transocean Inc.*<F11>                                      139,450
  16,000    Trico Marine Services, Inc.*<F11>                           19,040
                                                                   -----------
                                                                       732,630

            ENTERTAINMENT/MEDIA -- 0.7%
  45,000    Acclaim Entertainment, Inc.*<F11>                           27,900
  63,000    BAM! Entertainment, Inc.*<F11>                              55,440
   3,000    Entravision
              Communications Corp.*<F11>                                26,910
   7,000    Gemstar-TV Guide
              International, Inc.*<F11>                                 46,970
  28,000    Lions Gate Entertainment Corp.*<F11>                       175,000
  12,000    Mad Catz Interactive, Inc.*<F11>                             8,520
   1,000    Midway Games Inc.*<F11>                                      7,280
   7,000    Roxio, Inc.*<F11>                                           31,290
   3,000    Time Warner Inc.*<F11>                                      50,580
  83,000    WorldGate Communications, Inc.*<F11>                       114,540
                                                                   -----------
                                                                       544,430

            FINANCIAL SERVICES -- 2.6%
  44,000    Ameritrade Holding Corp.*<F11>                             677,600
   2,000    Commercial Capital Bancorp, Inc.*<F11>                      45,840
  50,000    E*TRADE Financial Corp.*<F11>                              667,500
  30,000    Knight Trading Group, Inc.*<F11>                           379,800
  10,000    NetBank, Inc.                                              122,100
  16,000    Providian Financial Corp.*<F11>                            209,600
   3,000    The Charles Schwab Corp.                                    34,830
                                                                   -----------
                                                                     2,137,270

            FOODS -- 0.1%
   7,000    New Dragon Asia Corp.*<F11>                                  6,160
   6,000    Rica Foods, Inc.*<F11>                                      37,200
   3,000    Tyson Foods, Inc.                                           54,150
                                                                   -----------
                                                                        97,510

            GOLD & SILVER -- 3.3%
   2,000    Apex Silver Mines Ltd.*<F11>                                45,120
   8,000    Apollo Gold Corp.*<F11>                                     17,040
  14,000    Ashanti Goldfields
              Company Ltd. - SP-GDR*<F11>                              170,240
   2,000    Barrick Gold Corp.                                          47,560
  51,000    Bema Gold Corp.*<F11>                                      187,680
  45,000    Cambior Inc.*<F11>                                         140,850
  31,000    Canyon Resources Corp.*<F11>                               146,630
  39,000    Coeur d'Alene Mines Corp.*<F11>                            273,000
  15,000    Crystallex International Corp.*<F11>                        46,050
  34,000    Durban Roodepoort Deep
              Ltd. - SP-ADR*<F11>                                      119,340
  10,000    Eldorado Gold Corp.*<F11>                                   28,800
  21,000    Gold Fields Ltd. - SP-ADR                                  276,150
  13,000    Golden Star Resources Ltd.*<F11>                            92,950
   5,000    Ivanhoe Mines Ltd.*<F11>                                    28,250
   9,000    Kinross Gold Corp.*<F11>                                    65,970
  80,000    Northgate Exploration Ltd.*<F11>                           197,600
  21,000    Pan American Silver Corp.*<F11>                            374,220
   2,000    Placer Dome Inc.                                            35,940
   6,000    Silver Standard Resources Inc.*<F11>                        96,360
 110,000    Wheaton River Minerals Ltd.*<F11>                          376,200
                                                                   -----------
                                                                     2,765,950

            HOTELS -- 0.3%
  10,000    Prime Hospitality Corp.*<F11>                              113,800
 139,000    Wyndham International, Inc.*<F11>                          139,000
                                                                   -----------
                                                                       252,800

            HOUSEHOLD PRODUCTS -- 0.2%
   6,000    Applica Inc.*<F11>                                          67,440
   3,000    Royal Group Technologies Ltd.*<F11>                         33,090
   2,000    Wyeth                                                       75,100
                                                                   -----------
                                                                       175,630

            INSTRUMENTS -- 0.5%
   2,000    Aetrium Inc.*<F11>                                          10,000
  50,000    American Bio Medica Corp.*<F11>                             63,000
   7,000    Clinical Data, Inc.                                         91,350
  74,000    Diomed Holdings, Inc.*<F11>                                 12,580
   4,000    Input/Output, Inc.*<F11>                                    31,000
  28,000    Therma-Wave Inc.*<F11>                                     109,200
  33,000    Transgenomic, Inc.*<F11>                                    64,680
                                                                   -----------
                                                                       381,810

            INSURANCE -- 0.1%
   4,000    Danielson Holding Corp.*<F11>                               37,240
  35,000    SCOR - SP-ADR                                               61,950
                                                                   -----------
                                                                        99,190

            INTERNET -- 0.0%
   3,000    Jupitermedia Corp.*<F11>                                    34,470

            INTERNET INFORMATION PROVIDERS -- 5.0%
   9,000    Ask Jeeves, Inc.*<F11>                                     321,570
  32,000    Autobytel Inc.*<F11>                                       422,400
  60,000    BackWeb Technologies Ltd.*<F11>                             54,000
  46,320    chinadotcom corp.*<F11>                                    400,668
  49,000    CNET Networks, Inc.*<F11>                                  506,170
  81,000    Critical Path, Inc.*<F11>                                  169,290
  48,000    HomeStore, Inc.*<F11>                                      203,040
  12,000    InfoSpace, Inc.*<F11>                                      466,440
  52,000    iVillage Inc.*<F11>                                        357,760
  25,000    MarketWatch.com, Inc.*<F11>                                348,500
   7,000    On2 Technologies, Inc.*<F11>                                 6,230
   4,000    Sohu.com Inc.*<F11>                                         99,560
  88,000    theglobe.com, inc.*<F11>                                    79,200
 101,000    Verticalnet, Inc.*<F11>                                    196,950
  27,000    WebMD Corp.*<F11>                                          240,030
   5,000    Yahoo! Inc.*<F11>                                          242,950
                                                                   -----------
                                                                     4,114,758

            INTERNET SERVICE PROVIDERS -- 1.4%
   3,000    Corillian Corp.*<F11>                                       14,850
  31,000    EarthLink, Inc.*<F11>                                      274,660
 113,000    Internap Network Services Corp.*<F11>                      194,360
  12,000    Nimbus Group Inc.*<F11>                                      3,240
  83,000    Provo International Inc.*<F11>                              30,710
   4,000    RAE Systems Inc.*<F11>                                      16,240
   4,000    SAVVIS Communications Corp.*<F11>                            8,320
  16,000    SINA Corp.*<F11>                                           605,280
  13,000    Universal Access
              Global Holdings Inc.*<F11>                                35,100
                                                                   -----------
                                                                     1,182,760

            INTERNET SOFTWARE & SERVICES -- 6.1%
  35,400    24/7 Real Media, Inc.*<F11>                                256,650
  60,000    Ariba, Inc.*<F11>                                          169,200
 106,000    Art Technology Group, Inc.*<F11>                           154,760
   6,000    barnesandnoble.com inc.*<F11>                               18,180
   3,000    ClickSoftware Technologies Ltd.*<F11>                       11,940
 116,000    CMGI Inc.*<F11>                                            284,200
  14,000    Digitas Inc.*<F11>                                         144,060
   6,000    EasyLink Services Corp.*<F11>                                9,600
   6,000    EDGAR Online, Inc.*<F11>                                     8,280
  10,000    eMerge Interactive, Inc.*<F11>                              18,100
   6,000    F5 Networks, Inc.*<F11>                                    203,100
  43,000    FreeMarkets, Inc.*<F11>                                    353,890
 107,000    Internet Capital Group, Inc.*<F11>                          42,800
  16,000    IONA Technologies
              PLC - SP-ADR*<F11>                                       120,000
  16,000    ITXC Corp.*<F11>                                            50,720
  42,000    Kana Software, Inc.*<F11>                                  189,420
  67,000    LookSmart, Ltd.*<F11>                                      131,990
  91,000    Loudeye Corp.*<F11>                                        167,440
   8,000    Marimba, Inc.*<F11>                                         47,120
   4,000    Netopia, Inc.*<F11>                                         49,040
  16,000    NIC Inc.*<F11>                                              96,640
  34,333    Openwave Systems Inc.*<F11>                                458,002
   4,000    Opsware, Inc.*<F11>                                         30,240
 149,000    ProsoftTraining*<F11>                                       71,520
  14,000    RealNetworks, Inc.*<F11>                                    84,000
  48,000    Red Hat, Inc.*<F11>                                      1,097,280
   7,000    Redback Networks Inc.*<F11>                                 44,100
   7,000    Retek Inc.*<F11>                                            52,920
 125,000    Safeguard Scientifics, Inc.*<F11>                          465,000
   6,000    SkyTerra Communications, Inc.*<F11>                         18,600
  29,000    SonicWALL, Inc.*<F11>                                      258,680
                                                                   -----------
                                                                     5,107,472

            MACHINERY -- 0.0%
   3,000    Presstek, Inc.*<F11>                                        32,640

            MEDICAL SERVICES -- 0.6%
  11,000    Bio-Reference Laboratories, Inc.*<F11>                     173,910
   3,000    Curative Health Services, Inc.*<F11>                        40,200
  21,000    Delcath Systems Inc.*<F11>                                  57,540
   2,000    Eclipsys Corp.*<F11>                                        26,960
   8,000    EntreMed, Inc.*<F11>                                        27,688
  22,000    Genaissance
              Pharmaceuticals, Inc.*<F11>                               76,120
  12,000    Quidel Corp.*<F11>                                          79,080
                                                                   -----------
                                                                       481,498

            MEDICAL SUPPLIES -- 1.2%
   9,000    Alpha Pro Tech, Ltd.*<F11>                                  17,550
  50,000    Aradigm Corp.*<F11>                                        116,000
  40,000    Avitar, Inc.*<F11>                                           8,000
  38,000    Cardima, Inc.*<F11>                                         34,580
  77,000    Celsion Corp.*<F11>                                         95,480
   3,000    Conceptus Inc.*<F11>                                        35,760
   6,000    Cytyc Corp.*<F11>                                          133,500
   8,000    DiaSys Corp.*<F11>                                           4,800
   4,000    Endologix, Inc.*<F11>                                       22,200
  57,000    HearUSA, Inc.*<F11>                                        107,730
   3,000    I-Flow Corp.*<F11>                                          42,240
  53,000    LifePoint, Inc.*<F11>                                       19,610
   4,000    Orthovita, Inc.*<F11>                                       16,080
  20,000    Palatin Technologies, Inc.*<F11>                            83,400
   6,000    QLT Inc.*<F11>                                             153,240
   3,000    Sonic Innovations, Inc.*<F11>                               36,450
  26,000    Vasomedical, Inc.*<F11>                                     39,780
                                                                   -----------
                                                                       966,400

            METALS -- 0.2%
  12,000    Liquidmetal Technologies Inc.*<F11>                         38,280
   3,000    Metals USA, Inc.*<F11>                                      38,790
   7,000    North American Palladium Ltd.*<F11>                         82,460
   3,000    NS Group, Inc.*<F11>                                        39,000
                                                                   -----------
                                                                       198,530

            OFFICE EQUIPMENT & SUPPLIES -- 0.4%
  34,000    Danka Business Systems
              PLC - SP-ADR*<F11>                                       144,874
  12,000    Xerox Corp.*<F11>                                          174,840
                                                                   -----------
                                                                       319,714

            PAPER & FOREST PRODUCTS -- 0.2%
 128,000    DF China Technology Inc.*<F11>                             138,240

            PHOTOGRAPHY -- 0.7%
  16,000    Concord Camera Corp.*<F11>                                 100,480
  16,000    Komag, Inc.*<F11>                                          294,400
  13,000    Lexar Media, Inc.*<F11>                                    215,280
                                                                   -----------
                                                                       610,160

            REAL ESTATE -- 0.0%
  10,000    First Union Real Estate
              Equity & Mortgage*<F11>                                   31,400

            RECREATION -- 0.1%
   5,000    Fleetwood Enterprises, Inc.*<F11>                           61,400

            RESTAURANTS -- 0.4%
  15,000    Luby's, Inc.*<F11>                                          89,250
   6,000    Yum! Brands, Inc.*<F11>                                    227,940
                                                                   -----------
                                                                       317,190

            RETAIL-SPECIALTY -- 2.8%
 149,000    Ableauctions.com, Inc.*<F11>                               146,020
  30,000    Bombay Company, Inc.*<F11>                                 235,500
  26,000    Charming Shoppes, Inc.*<F11>                               202,540
  28,000    Circuit City Stores, Inc.                                  316,400
   3,000    Hollywood Entertainment Corp.*<F11>                         40,680
  12,000    Navarre Corp.*<F11>                                         71,640
   9,000    PC Connection, Inc.*<F11>                                   71,010
   5,000    Pep Boys-Manny, Moe & Jack                                 138,750
   2,000    PETCO Animal Supplies, Inc.*<F11>                           56,360
   8,000    Priceline.com Inc.*<F11>                                   215,680
  32,000    Rite Aid Corp.*<F11>                                       174,080
   2,000    Ross Stores, Inc.                                           61,220
   2,000    Sharper Image Corp.*<F11>                                   65,160
   2,000    Starbucks Corp.*<F11>                                       75,500
   3,000    Stein Mart, Inc.*<F11>                                      41,400
   3,000    Toys "R" Us, Inc.*<F11>                                     50,400
   4,000    Urban Outfitters, Inc.*<F11>                               192,240
   9,000    Vans, Inc.*<F11>                                           133,200
                                                                   -----------
                                                                     2,287,780

            SECURITY SOFTWARE & SERVICES -- 4.7%
  22,000    Check Point Software
              Technologies Ltd.*<F11>                                  500,940
   4,000    Entrust, Inc.*<F11>                                         17,480
  14,000    Internet Security Systems, Inc.*<F11>                      246,960
  38,000    Netegrity, Inc.*<F11>                                      323,000
  31,000    Network Associates, Inc.*<F11>                             558,000
  42,000    RSA Security Inc.*<F11>                                    789,180
   9,350    SafeNet, Inc.*<F11>                                        350,999
  10,000    Secure Computing Corp.*<F11>                               163,500
  47,000    VeriSign, Inc.*<F11>                                       779,730
  96,000    Vignette Corp.*<F11>                                       198,720
                                                                   -----------
                                                                     3,928,509

            SEMICONDUCTORS -- 16.0%
   9,000    Alliance Semiconductor Corp.*<F11>                          68,490
  12,000    Altera Corp.*<F11>                                         245,400
   3,000    Amkor Technology, Inc.*<F11>                                43,890
  46,000    Applied Micro Circuits Corp.*<F11>                         264,500
   9,000    ATI Technologies Inc.*<F11>                                146,700
  67,000    Atmel Corp.*<F11>                                          435,500
  50,000    Avanex Corp.*<F11>                                         216,000
   3,000    Axcelis Technologies, Inc.*<F11>                            33,360
  14,000    Bookham Technology
              PLC - SP-ADR*<F11>                                        30,520
   5,000    Broadcom Corp.*<F11>                                       195,850
  40,000    Cirrus Logic, Inc.*<F11>                                   303,200
 127,336    Conexant Systems, Inc.*<F11>                               784,390
  14,000    Cypress Semiconductor Corp.*<F11>                          286,580
  18,000    EMCORE Corp.*<F11>                                          73,620
  25,000    ESS Technology, Inc.*<F11>                                 366,500
  31,000    Flextronics International Ltd.*<F11>                       533,820
  36,000    Integrated Device Technology, Inc.*<F11>                   540,000
   3,000    Intel Corp.                                                 81,600
   8,000    Lam Research Corp.*<F11>                                   201,680
  31,000    Lattice Semiconductor Corp.*<F11>                          270,630
  54,000    LSI Logic Corp.*<F11>                                      504,360
  54,000    Mattson Technology, Inc.*<F11>                             645,840
   8,000    Micron Technology, Inc.*<F11>                              133,680
  58,666    Mindspeed Technologies Inc.*<F11>                          383,089
  16,000    MIPS Technologies, Inc.*<F11>                               91,840
   7,000    NVIDIA Corp.*<F11>                                         185,430
  16,000    ON Semiconductor Corp.*<F11>                               120,640
  73,000    Oplink Communications, Inc.*<F11>                          183,230
  40,000    Pixelworks, Inc.*<F11>                                     685,200
  31,000    PLX Technology, Inc.*<F11>                                 333,870
  31,000    PMC-Sierra, Inc.*<F11>                                     526,070
   8,000    Rambus Inc.*<F11>                                          224,240
  45,000    Sanmina-SCI Corp.*<F11>                                    495,450
  28,000    Silicon Storage Technology, Inc.*<F11>                     362,320
  46,000    SIPEX Corp.*<F11>                                          289,800
  15,000    Skyworks Solutions, Inc.*<F11>                             174,900
  57,000    Solectron Corp.*<F11>                                      315,210
   2,000    STMicroelectronics N.V.                                     47,200
   3,000    Texas Instruments Inc.                                      87,660
  15,000    Tripath Technology Inc.*<F11>                               61,200
  66,000    TriQuint Semiconductor, Inc.*<F11>                         481,800
  15,000    United Microelectronics
              Corp. - SP-ADR*<F11>                                      78,000
 113,000    Vitesse Semiconductor Corp.*<F11>                          801,170
  39,000    Xicor, Inc.*<F11>                                          593,580
   8,000    Xilinx, Inc.*<F11>                                         304,000
                                                                   -----------
                                                                    13,232,009

            SEMICONDUCTOR CAPITAL SPENDING -- 4.0%
   8,000    Applied Materials, Inc.*<F11>                              171,040
  25,000    ASML Holding N.V. - NYS*<F11>                              458,250
  29,000    Asyst Technologies, Inc.*<F11>                             238,670
  11,000    ChipMOS TECHNOLOGIES LTD.*<F11>                            112,200
  44,000    eMagin Corp.*<F11>                                          91,520
  23,000    Genus, Inc.*<F11>                                           86,940
  92,000    ISCO International Inc.*<F11>                               40,480
   3,000    Ixia*<F11>                                                  32,460
  43,000    Kulicke and Soffa Industries, Inc.*<F11>                   503,960
  32,000    LTX Corp.*<F11>                                            483,200
  22,000    Semitool, Inc.*<F11>                                       280,280
   6,000    Tegal Corp.*<F11>                                           12,900
  22,000    Teradyne, Inc.*<F11>                                       524,260
 122,000    TranSwitch Corp.*<F11>                                     281,820
                                                                   -----------
                                                                     3,317,980

            SERVICES -- 1.0%
  10,000    Acacia Research - CombiMatrix*<F11>                         59,300
   3,000    Competitive Technologies, Inc.*<F11>                        11,850
  27,000    Dynabazaar, Inc.                                            10,260
  92,000    Envoy Communications
              Group Inc.*<F11>                                          82,800
  45,000    EVCI Career Colleges Inc.*<F11>                            576,450
  20,000    Home Solutions of America, Inc.*<F11>                       29,600
   4,000    The Management Network
              Group, Inc.*<F11>                                         15,160
  25,000    Velocity Express Corp.*<F11>                                16,000
                                                                   -----------
                                                                       801,420

            SYSTEM SOFTWARE -- 0.6%
   2,000    Autodesk, Inc.                                              63,240
  20,000    Evolving Systems, Inc.*<F11>                               165,400
  44,000    Insignia Solutions, Inc.*<F11>                              74,360
  38,000    Parametric Technology Corp.*<F11>                          171,760
                                                                   -----------
                                                                       474,760

            TELECOMMUNICATION SERVICES -- 0.1%
  11,000    Qwest Communications
              International Inc.*<F11>                                  47,410

            TELECOMMUNICATIONS -- 4.1%
  85,000    ADC Telecommunications, Inc.*<F11>                         246,500
 104,000    Agere Systems Inc.*<F11>                                   333,840
  27,000    Avaya Inc.*<F11>                                           428,760
  32,000    CIENA Corp.*<F11>                                          159,040
 134,000    DSL.net, Inc.*<F11>                                         62,980
   7,000    Level 3 Communications, Inc.*<F11>                          28,140
  71,000    Lucent Technologies Inc.*<F11>                             291,810
  14,000    McLeodUSA Inc. ESCROW SHRS*<F11>                                 0
  93,000    McLeodUSA Inc.*<F11>                                       138,570
 169,400    Nortel Networks Corp.*<F11>                              1,006,236
  24,000    Qiao Xing Universal
              Telephone, Inc.*<F11>                                    266,880
  50,000    Tellabs, Inc.*<F11>                                        431,500
                                                                   -----------
                                                                     3,394,256

            TELEPHONE SERVICES -- 0.9%
  31,000    Cable & Wireless PLC - SP-ADR                              220,720
   9,000    Net2Phone, Inc.*<F11>                                       46,800
  27,000    Primus Telecommunications
              Group, Inc.*<F11>                                        227,070
   3,000    Sprint Corp. (FON Group)                                    55,290
  33,000    Time Warner Telecom Inc.*<F11>                             215,490
                                                                   -----------
                                                                       765,370

            TRANSPORTATION -- 0.1%
   4,000    MC Shipping, Inc.*<F11>                                     10,400
   9,000    Stonepath Group, Inc.*<F11>                                 34,920
                                                                   -----------
                                                                        45,320

            UTILITIES -- 0.1%
 118,000    Beacon Power Corp.*<F11>                                    92,040

            WIRELESS COMMUNICATION -- 5.0%
  38,000    Aether Systems, Inc.*<F11>                                 176,700
   8,000    Airspan Networks Inc.*<F11>                                 46,720
  13,000    AT&T Wireless Services Inc.*<F11>                          176,930
  29,000    FiberNet Telecom Group, Inc.*<F11>                          36,540
  81,000    GoAmerica, Inc.*<F11>                                       16,200
  34,000    Motorola, Inc.                                             598,400
  19,000    Nextel Communications, Inc.*<F11>                          469,870
  51,000    Nextel Partners, Inc.*<F11>                                645,660
   6,000    Nokia Corp. "A" SP-ADR                                     121,680
   3,000    Research In Motion Ltd.*<F11>                              279,930
  48,000    Sprint Corp. (PCS Group)*<F11>                             441,600
  31,000    TeleCommunication
              Systems, Inc.*<F11>                                      223,200
   8,000    Telesystem International
              Wireless Inc.*<F11>                                       91,120
  43,000    Tumbleweed Communications
              Corp.*<F11>                                              301,430
  38,000    UbiquiTel Inc.*<F11>                                       134,102
  18,000    Western Wireless Corp.*<F11>                               420,660
                                                                   -----------
                                                                     4,180,742

            MISCELLANEOUS -- 0.0%
   4,000    Terra Industries Inc.*<F11>                                 24,720
                                                                   -----------
               Total common stocks
                 (cost $85,020,146)                                 94,434,575

RIGHTS -- 0.0% (A)<F12>
   8,000    Diomed Holdings, Inc.*<F11>                                      0
                                                                   -----------
               Total rights (cost $0)

MUTUAL FUNDS -- 0.2% (A)<F12>
   7,000    iShares MSCI Japan Index Fund                               76,090
   6,000    iShares MSCI Taiwan Index Fund                              73,080
                                                                   -----------
               Total mutual funds
                 (cost $149,020)                                       149,170
                                                                   -----------
               Total long-term investments
                 (cost $85,169,166)                                 94,583,745

PRINCIPAL AMOUNT
----------------
SHORT-TERM INVESTMENTS -- 0.0% (A)<F12>

            VARIABLE RATE DEMAND NOTE
    $187    U.S. Bank, N.A.                                                187
                                                                   -----------
               Total short-term investments
                 (cost $187)                                               187
                                                                   -----------
               Total investments
                 (cost $85,169,353)                                 94,583,932
            Liabilities, less cash and
              receivables -- (14.1%) (A)<F12>                      (11,706,085)
                                                                   -----------
               NET ASSETS                                          $82,877,847
                                                                   -----------
                                                                   -----------
            Net Asset Value Per Share
              ($0.01 par value, 40,000,000
              shares authorized), offering
              and redemption price
              ($82,877,847 / 10,794,264
              shares outstanding)                                  $      7.68
                                                                   -----------
                                                                   -----------

  *<F11>  Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt
NYS - NY Registered Shares
(a)<F12>  Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2004 (Unaudited)

INCOME:
   Dividends                                                        $   12,860
   Interest                                                                324
                                                                    ----------
       Total income                                                     13,184
                                                                    ----------

EXPENSES:
   Management fees                                                     309,779
   Administrative services                                              48,089
   Custodian fees                                                       36,800
   Registration fees                                                    32,756
   Professional fees                                                    29,901
   Transfer agent fees                                                  29,014
   Distribution fees                                                    21,610
   Printing and postage expense                                         21,360
   Insurance expense                                                     9,866
   Board of Directors fees                                               2,500
   Other expenses                                                           85
                                                                    ----------
       Total operating expenses before interest expense                541,760
   Interest expense                                                     92,394
                                                                    ----------
       Total expenses                                                  634,154
                                                                    ----------
NET INVESTMENT LOSS                                                   (620,970)
                                                                    ----------
NET REALIZED GAIN ON INVESTMENTS                                       404,296
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                 6,095,880
                                                                    ----------
NET GAIN ON INVESTMENTS                                              6,500,176
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $5,879,206
                                                                    ----------
                                                                    ----------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
STATEMENT OF CASH FLOWS
For the Six Months Ending March 31, 2004 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
   Net increase in net assets from operations                     $  5,879,206
   Adjustments to reconcile net increase in net assets from
     operations to net cash used in operating activities:
       Unrealized appreciation on securities                        (6,095,880)
       Net realized gain from investments                             (404,296)
       Purchase of investment securities                           (63,998,021)
       Increase in payable for securities purchased                  1,522,076
       Proceeds from disposition of investment securities           15,586,925
       Increase in receivables for securities sold                     (22,838)
       Sale of short-term investment securities, net                        16
       Change in receivables/payables related to operations, net       112,338
                                                                  ------------
           Net cash used in operating activities                   (47,420,474)
                                                                  ------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Increase in loan payable                                          4,746,000
   Proceeds from shares sold                                       109,778,020
   Payment on shares redeemed                                      (66,581,083)
   Decrease in amount due to custodian                                (522,463)
                                                                  ------------
           Net cash provided by financing activities                47,420,474
                                                                  ------------
NET CHANGE IN CASH                                                          --

CASH:
   Beginning balance                                                        --
                                                                  ------------
   Ending balance                                                 $         --
                                                                  ------------
                                                                  ------------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2004 (Unaudited) and For the Year Ended September 30, 2003

                                                                                       2004                2003
                                                                                    ----------          ----------
OPERATIONS:
   Net investment loss                                                              $  (620,970)        $  (396,013)
   Net realized gain (loss) on investments                                              404,296          (1,992,061)
   Net change in unrealized appreciation on investments                               6,095,880          11,616,672
                                                                                    -----------         -----------
       Net increase in net assets resulting from operations                           5,879,206           9,228,598
                                                                                    -----------         -----------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (14,235,025 and 5,958,116 shares, respectively)      110,138,660          32,585,294
   Cost of shares redeemed (8,890,705 and 3,992,252 shares, respectively)           (65,868,371)        (19,566,072)
                                                                                    -----------         -----------
       Net increase in net assets derived from Fund share activities                 44,270,289          13,019,222
                                                                                    -----------         -----------
       TOTAL INCREASE                                                                50,149,495          22,247,820
NET ASSETS AT THE BEGINNING OF THE PERIOD                                            32,728,352          10,480,532
                                                                                    -----------         -----------
NET ASSETS AT THE END OF THE PERIOD                                                 $82,877,847         $32,728,352
                                                                                    -----------         -----------
                                                                                    -----------         -----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                           (UNAUDITED)
                                                           FOR THE SIX
                                                          MONTHS ENDING                FOR THE YEARS ENDED SEPTEMBER 30,
                                                            MARCH 31,         ----------------------------------------------------
                                                               2004           2003           2002           2001        2000+<F13>
                                                               ----           ----           ----           ----        ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $6.01          $3.01          $4.35         $13.14         $10.00

Income from investment operations:
   Net investment loss                                         (0.08)         (0.11)         (0.06)         (0.09)         (0.12)
   Net realized and unrealized gain (loss) on investments       1.75           3.11          (1.28)         (8.70)          3.26
                                                               -----          -----          -----         ------         ------
Total from investment operations                                1.67           3.00          (1.34)         (8.79)          3.14

Less distributions:
   Dividend from net investment income                            --             --             --             --             --
   Distribution from net realized gains                           --             --             --             --             --
                                                               -----          -----          -----         ------         ------
Total from distributions                                          --             --             --             --             --
                                                               -----          -----          -----         ------         ------
Net asset value, end of period                                 $7.68          $6.01          $3.01         $ 4.35         $13.14
                                                               -----          -----          -----         ------         ------
                                                               -----          -----          -----         ------         ------
TOTAL INVESTMENT RETURN                                       27.79%(1)      99.67%        (30.80%)       (66.89%)        31.40%
                                                                   <F16>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                        82,878         32,728         10,481         20,136         69,255
Ratio of operating expenses before interest expense
  (after reimbursement) to average net assets*<F14>            1.74%(2)       1.93%          1.85%          1.51%          1.45%
                                                                   <F17>
Ratio of interest expense to average net assets                0.30%(2)       0.89%          0.22%          0.15%          0.00%
                                                                   <F17>
Ratio of net investment loss to average net assets**<F15>     (2.00%)(2)     (2.41%)        (1.41%)        (0.89%)        (1.16%)
                                                                    <F17>
Portfolio turnover rate                                        23.0%         119.9%         408.5%         275.5%          23.6%

  +<F13>   Commencement of operations October 1, 1999.
  *<F14> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses for the year ended September 30, 2003, the ratio would have been 1.99%.
 **<F15> If the Fund had paid all of its expenses for the year ended September 30, 2003, the ratio would have been (2.47%).
(1)<F16>   Not Annualized.
(2)<F17>   Annualized.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENT OF NET ASSETS
March 31, 2004 (Unaudited)

PRINCIPAL
  AMOUNT                                                               VALUE
  ------                                                               -----
LONG-TERM INVESTMENTS -- 95.5% (A)<F18>

             FEDERAL AGENCIES -- 95.5%
 $300,000    Federal Home Loan Bank,
               3.00%, due 04/28/04 (b)<F19>                         $  300,250
  300,000    Federal National Mortgage
               Association, 2.75%,
               due 07/28/04 (b)<F19>                                   301,567
  300,000    Federal Home Loan Mortgage
               Corp., 3.25%, due 09/26/04 (b)<F19>                     300,012
  200,000    Federal Home Loan Bank,
               3.00%, due 02/10/05 (b)<F19>                            200,233
  200,000    Federal Home Loan Bank,
               2.50%, due 03/24/05 (b)<F19>                            201,410
  300,000    Federal Home Loan Bank,
               3.00%, due 06/17/05 (b)<F19>                            294,960
  200,000    Federal Home Loan Bank,
               3.00%, due 09/24/05 (b)<F19>                            200,495
  300,000    Federal Home Loan Bank,
               3.00%, due 12/10/05 (b)<F19>                            296,719
  200,000    Federal Home Loan Bank,
               3.00%, due 03/30/06 (b)<F19>                            198,525
  300,000    Federal Home Loan Bank,
               3.30%, due 12/18/08                                     300,296
  300,000    Federal National Mortgage
               Association, 5.625%,
               due 08/12/13                                            303,991
                                                                    ----------
                Total long-term investments
                  (cost $2,896,556)                                  2,898,458

SHORT-TERM INVESTMENTS -- 4.1% (A)<F18>

             VARIABLE RATE DEMAND NOTE -- 4.1%
  124,383    U.S. Bank, N.A.                                           124,383
                                                                    ----------
                Total short-term investments
                  (cost $124,383)                                      124,383
                                                                    ----------
                Total investments
                  (cost $3,020,939)                                  3,022,841
             Cash and receivables, less
               liabilities -- 0.4% (A)<F18>                             10,902
                                                                    ----------
                NET ASSETS                                          $3,033,743
                                                                    ----------
                                                                    ----------
             Net Asset Value Per Share
               ($0.01 par value, 20,000,000
               shares authorized), offering
               and redemption price
               ($3,033,743 / 312,764
               shares outstanding)                                  $     9.70
                                                                    ----------
                                                                    ----------

(a)<F18>   Percentages for the various classifications relate to net assets.
(b)<F19> Variable Rate Security - the rate reported is the rate in effect as of March 31, 2004. The date shown is the next interest adjustment date.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2004 (Unaudited)

INCOME:
   Interest                                                            $49,317
                                                                       -------

EXPENSES:
   Professional fees                                                    19,076
   Management fees                                                      11,869
   Transfer agent fees                                                   9,365
   Registration fees                                                     6,465
   Administrative services                                               2,755
   Printing and postage expense                                          1,337
   Board of Directors fees                                                 625
   Custodian fees                                                          456
   Insurance expense                                                       447
   Other expenses                                                          786
                                                                       -------
       Total expenses before reimbursement and management fee waiver    53,181
   Less expenses assumed by adviser                                    (38,939)
                                                                       -------
       Net expenses                                                     14,242
                                                                       -------
NET INVESTMENT INCOME                                                   35,075
                                                                       -------
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                    12,879
                                                                       -------
NET GAIN ON INVESTMENTS                                                 12,879
                                                                       -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $47,954
                                                                       -------
                                                                       -------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2004 (Unaudited) and For the Year Ended September 30, 2003

                                                                                                       2004           2003
                                                                                                     --------       --------
OPERATIONS:
   Net investment income                                                                            $   35,075     $   55,669
   Net realized loss on investments                                                                         --         (2,621)
   Net change in unrealized appreciation on investments                                                 12,879        (21,844)
                                                                                                    ----------     ----------
       Net increase in net assets resulting from operations                                             47,954         31,204
                                                                                                    ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income ($0.1068 and $0.1489 per share, respectively)                  (35,075)       (55,669)
                                                                                                    ----------     ----------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (13,175 and 49,933 shares, respectively)                                127,503        484,893
   Net asset value of shares issued in distributions (3,624 and 5,607 shares, respectively)             34,933         54,380
   Cost of shares redeemed (43,918 and 99,643 shares, respectively)                                   (423,610)      (965,959)
                                                                                                    ----------     ----------
       Net decrease in net assets derived from Fund share activities                                  (261,174)      (426,686)
                                                                                                    ----------     ----------
       TOTAL DECREASE                                                                                 (248,295)      (451,151)
NET ASSETS AT THE BEGINNING OF THE PERIOD                                                            3,282,038      3,733,189
                                                                                                    ----------     ----------
NET ASSETS AT THE END OF THE PERIOD                                                                 $3,033,743     $3,282,038
                                                                                                    ----------     ----------
                                                                                                    ----------     ----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds U.S. Government Bond Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                            (UNAUDITED)
                                            FOR THE SIX
                                           MONTHS ENDING                      FOR THE YEARS ENDED SEPTEMBER 30,
                                             MARCH 31,         ----------------------------------------------------------------
                                                2004           2003           2002           2001           2000           1999
                                                ----           ----           ----           ----           ----           ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period            $9.66          $9.72          $9.77          $9.62          $9.65          $9.81

Income from investment operations:
   Net investment income                         0.11           0.15           0.22           0.43           0.49           0.47
   Net realized and unrealized
     gain (loss) on investments                  0.04          (0.06)         (0.05)          0.15          (0.03)         (0.16)
                                                -----          -----          -----          -----          -----          -----
Total from investment operations                 0.15           0.09           0.17           0.58           0.46           0.31

Less distributions:
   Dividends from net investment income         (0.11)         (0.15)         (0.22)         (0.43)         (0.49)         (0.47)
   Distribution from net realized gains            --             --             --             --             --             --
                                                -----          -----          -----          -----          -----          -----
Total from distributions                        (0.11)         (0.15)         (0.22)         (0.43)         (0.49)         (0.47)
                                                -----          -----          -----          -----          -----          -----
Net asset value, end of period                  $9.70          $9.66          $9.72          $9.77          $9.62          $9.65
                                                -----          -----          -----          -----          -----          -----
                                                -----          -----          -----          -----          -----          -----
TOTAL INVESTMENT RETURN                         1.01%(1)       0.80%          1.72%          6.19%          4.85%          3.18%
                                                    <F22>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)          3,034          3,282          3,733          4,586          4,575          4,135
Ratio of expenses (after reimbursement)
  to average net assets*<F20>                   0.90%(2)       0.90%          0.90%          0.90%          0.90%          0.90%
                                                    <F23>
Ratio of net investment income
  to average net assets**<F21>                  2.22%(2)       1.55%          2.24%          4.50%          5.04%          4.78%
                                                    <F23>
Portfolio turnover rate                         44.9%         190.0%         138.1%          18.6%          17.0%             --

  *<F20> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 3.36%(2)<F23>, 2.21%, 2.00%, 2.09%, 1.93% and 2.15%
           for the six months ending March 31, 2004 and for the years ended September 30, 2003, 2002, 2001, 2000 and 1999, respectively.
 **<F21> The ratios of net investment income prior to adviser's expense limitation undertaking to average net assets for the six months ending March 31, 2004 and for the years ended September 30, 2003, 2002, 2001, 2000 and 1999 would have been (0.24%)(2)<F23>, 0.24%,
           1.14%, 3.31%, 4.01% and 3.53%, respectively.
(1)<F22>   Not Annualized.
(2)<F23>   Annualized.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF NET ASSETS
March 31, 2004 (Unaudited)

PRINCIPAL
  AMOUNT                                                    RATING     VALUE
---------                                                   ------     -----
SHORT-TERM INVESTMENTS -- 102.1% (A)<F24>

             U.S. TREASURY SECURITIES -- 97.4%
$1,000,000   U.S. Treasury Bills, 0.79%, due 04/01/04               $1,000,000
 1,000,000   U.S. Treasury Bills, 0.84%, due 04/08/04                  999,837
 1,000,000   U.S. Treasury Bills, 0.85%, due 04/15/04                  999,669
 1,000,000   U.S. Treasury Bills, 0.82%, due 04/22/04                  999,522
 1,000,000   U.S. Treasury Bills, 0.85%, due 04/29/04                  999,339
                                                                    ----------
                 Total U.S. treasury securities
                   (amortized cost $4,998,367)                       4,998,367

             VARIABLE RATE DEMAND NOTE -- 4.7%
   243,000   U.S. Bank, N.A.                                A1+P1      243,000
                                                                    ----------
                 Total variable rate demand note
                   (cost $243,000)                                     243,000
                                                                    ----------
                 Total investments
                   (amortized cost $5,241,367)                       5,241,367
             Liabilities, less cash
               and receivables -- (2.1%) (A)<F24>                     (107,181)
                                                                    ----------
                 Net Assets                                         $5,134,186
                                                                    ----------
                                                                    ----------
             Net Asset Value Per Share ($0.01 par value,
               500,000,000 shares authorized), offering
               and redemption price ($5,134,186 / 5,134,186
               shares outstanding)                                  $     1.00
                                                                    ----------
                                                                    ----------

           (a)<F24> Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2004 (Unaudited)

INCOME:
   Interest                                                            $21,683
                                                                       -------
EXPENSES:
   Professional fees                                                    19,936
   Registration fees                                                    15,930
   Management fees                                                      13,414
   Transfer agent fees                                                  10,758
   Administrative services                                               6,295
   Printing and postage expense                                          2,187
   Board of Directors fees                                               1,875
   Custodian fees                                                        1,052
   Insurance expense                                                       735
   Other expenses                                                          802
                                                                       -------
       Total operating expenses before interest expense,
         reimbursement and management fee waiver                        72,984
   Interest expense                                                      1,017
                                                                       -------
       Total expenses before reimbursement
         and management fee waiver                                      74,001
   Less expenses assumed by adviser                                    (55,546)
                                                                       -------
       Net expenses                                                     18,455
                                                                       -------
NET INVESTMENT INCOME                                                    3,228
                                                                       -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 3,228
                                                                       -------
                                                                       -------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2004 (Unaudited) and For the Year Ended September 30, 2003

                                                                                                    2004             2003
                                                                                                  --------         --------
OPERATIONS:
   Net investment income                                                                         $    3,228      $     30,805
   Net realized loss on investments                                                                      --              (523)
                                                                                                 ----------      ------------
       Net increase in net assets resulting from operations                                           3,228            30,282
                                                                                                 ----------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income ($0.0006 and $0.0039 per share, respectively)                (3,228)          (30,282)
                                                                                                 ----------      ------------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (5,718,551 and 23,349,807 shares, respectively)                    5,718,551        23,349,807
   Net asset value of shares issued in distributions (2,982 and 33,829 shares, respectively)          2,982            33,829
   Cost of shares redeemed (5,774,895 and 27,911,906 shares, respectively)                       (5,774,895)      (27,911,906)
                                                                                                 ----------      ------------
       Net decrease in net assets derived from Fund share activities                                (53,362)       (4,528,270)
                                                                                                 ----------      ------------
       TOTAL DECREASE                                                                               (53,362)       (4,528,270)
NET ASSETS AT THE BEGINNING OF THE PERIOD                                                         5,187,548         9,715,818
                                                                                                 ----------      ------------
NET ASSETS AT THE END OF THE PERIOD                                                              $5,134,186      $  5,187,548
                                                                                                 ----------      ------------
                                                                                                 ----------      ------------

FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                         (UNAUDITED)
                                                         FOR THE SIX
                                                        MONTHS ENDING              FOR THE YEARS ENDED SEPTEMBER 30,
                                                          MARCH 31,      ------------------------------------------------------
                                                            2004         2003        2002         2001        2000         1999
                                                            ----         ----        ----         ----        ----         ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                       $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00       $ 1.00

Income from investment operations:
   Net investment income                                     0.00         0.00        0.01         0.04        0.05         0.04

Less distributions:
   Dividends from net investment income                     (0.00)       (0.00)      (0.01)       (0.04)      (0.05)       (0.04)
                                                           ------       ------      ------       ------      ------       ------
Net asset value, end of period                             $ 1.00       $ 1.00      $ 1.00       $ 1.00      $ 1.00       $ 1.00
                                                           ------       ------      ------       ------      ------       ------
                                                           ------       ------      ------       ------      ------       ------
TOTAL INVESTMENT RETURN                                     0.06%(1)     0.38%       1.03%        4.29%       5.34%        4.46%
                                                                <F27>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                      5,134        5,188       9,716       15,467      28,210       16,462
Ratio of operating expenses before interest expense
  (after reimbursement) to average net assets*<F25>         0.65%(2)     0.65%       0.65%        0.65%       0.65%        0.65%
                                                                <F28>
Ratio of interest expense to average net assets             0.04%(2)     0.03%       0.02%        0.01%       0.01%         N/A
                                                                <F28>
Ratio of net investment income
  to average net assets**<F26>                              0.12%(2)     0.42%       1.08%        4.29%       5.24%        4.35%
                                                                <F28>

  *<F25> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 2.72%(2)<F28>, 1.72%, 1.22%, 1.09%, 1.16% and 1.37%
           for the six months ending March 31, 2004 and for the years ended September 30, 2003, 2002, 2001, 2000 and 1999, respectively.
 **<F26> If the Fund had paid all of its expenses, the ratios would have been (1.91%)(2)<F28>, (0.62%), 0.51%, 3.85%, 4.74% and 3.63% for the six
           months ending March 31, 2004 and for the years ended September 30, 2003, 2002, 2001, 2000 and 1999, respectively.
(1)<F27>   Not Annualized.
(2)<F28>   Annualized.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
March 31, 2004 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

     The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the "Company"), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. This Company consists of a series of five funds: the Reynolds Blue Chip Growth Fund ("Blue Chip Fund"), the Reynolds Opportunity Fund ("Opportunity Fund"), the Reynolds Fund ("Reynolds Fund"), the Reynolds U.S. Government Bond Fund ("Government Bond Fund") and the Reynolds Money Market Fund ("Money Market Fund") (collectively the "Funds"). The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Maryland on April 28, 1988.

     The investment objective of the Blue Chip Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as "blue chip" companies; the investment objective of the Opportunity Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks having above average growth characteristics; the investment objective of the Reynolds Fund is to produce long-term growth of capital; the investment objective of the Government Bond Fund is to provide a high level of current income by investing in a diversified portfolio of securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; and the investment objective of the Money Market Fund is to provide a high level of current income, consistent with liquidity, the preservation of capital and a stable net asset value, by investing in a diversified portfolio of high-quality, highly liquid money market instruments.

     (a) Each security for the Blue Chip Fund, Opportunity Fund, Reynolds Fund and Government Bond Fund, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded on the Nasdaq National Market or the Nasdaq SmallCap Market are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days or less held by these Funds and all instruments held by the Money Market Fund are valued at amortized cost which approximates quoted market value. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. For financial reporting purposes, investment transactions are recorded on trade date.

     (b) Net realized gains and losses on securities are computed on the identified cost basis.

     (c) The Funds record dividend income on the ex-dividend date and interest income on the accrual basis.

     (d) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and nonperformance by these counterparties is not anticipated.

     (e) Accounting principles generally accepted in the United States of America ("GAAP") require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (f) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     (g) Provision has not been made for Federal income taxes since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

     The Funds have management agreements with Reynolds Capital Management ("RCM"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Blue Chip Fund, the Opportunity Fund and the Reynolds Fund will pay RCM a monthly management fee at the annual rate of 1% of such Funds' daily net assets; from the Government Bond Fund a monthly fee of 0.75% of such Fund's daily net assets; and from the Money Market Fund a monthly fee of 0.5% of such Fund's daily net assets. For the six months ending March 31, 2004, RCM voluntarily waived $11,869 and $13,414 of the management fees due from the Government Bond Fund and the Money Market Fund, respectively, under the agreements.

     In addition, RCM has voluntarily reimbursed the Government Bond Fund and the Money Market Fund for expenses over 0.90% and 0.65%, respectively, of the daily net assets of such Fund totaling $27,070 and $42,132. Reimbursements to the Government Bond Fund and the Money Market Fund are voluntary and may be modified or discontinued at any time by RCM.

     The Funds have administrative agreements with Fiduciary Management, Inc. ("FMI"), with whom certain officers of the Funds are affiliated, to supervise all aspects of the Funds' operations except those per#formed by RCM pursuant to the management agreements. Under the terms of the agreements, the Blue Chip Fund, the Opportunity Fund and the Reynolds Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% of such Funds' daily net assets up to and including $30,000,000 and 0.1% of such Funds' daily net assets in excess of $30,000,000; and the Government Bond Fund and the Money Market Fund will pay FMI a monthly administrative fee at the annual rate of 0.1% of such Funds' daily net assets.

     The Blue Chip Fund, Opportunity Fund and the Reynolds Fund have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that each Fund adopting it may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of such Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.

(3)  CREDIT FACILITY --

     U.S. Bank, N.A. has made available to the Blue Chip Fund, Opportunity Fund, Reynolds Fund and Money Market Fund a credit facility pursuant to the respective Credit Agreements dated August 7, 2000 for the purpose of having cash available to cover incoming redemptions. The Reynolds Fund can also use the credit facility to purchase securities. The Credit Agreements expire July 31, 2004. The terms of the respective agreements are as follows:

                                                  BLUE CHIP          OPPORTUNITY           REYNOLDS          MONEY MARKET
                                                     FUND                FUND                FUND                FUND
                                               ---------------     ---------------     ---------------     ---------------
          Payment Terms                         Due in 45 days      Due in 45 days      Due in 90 days      Due in 45 days
          Interest                             Prime Rate - 1%     Prime Rate - 1%     Prime Rate - 1%     Prime Rate - 1%
          Unused Line Fees                          0.10%               0.10%               0.10%               0.10%
          Credit Limit                            $5,000,000          $3,000,000         $15,000,000          $2,000,000
          Average Daily Balance Outstanding        $586,743            $512,060           $5,930,585              $0
          Maximum Amount Outstanding              $5,000,000          $3,000,000         $10,867,000              $0
          Interest Expense                         $12,699              $9,092             $92,394              $1,017

(4)  DISTRIBUTION TO SHAREHOLDERS --

     Net investment income and net realized gains, if any, are distributed to shareholders at least annually. On December 29, 2003, the Opportunity Fund distributed $232,759 from long-term realized gains ($0.1525 per share). The distribution was paid on December 30, 2003 to shareholders of record on December 26, 2003.

(5)  INVESTMENT TRANSACTIONS --

     For the six months ending March 31, 2004, purchases and proceeds of sales of investment securities of the Blue Chip Fund (excluding short-term securities) were $99,649,251 and $130,223,256, respectively; purchases and proceeds of sales of investment securities of the Opportunity Fund (excluding short-term securities) were $18,760,375 and $16,122,572, respectively; purchases and proceeds of sales of long-term investment securities of the Reynolds Fund (excluding short-term securities) were $63,998,021 and $15,586,925, respectively; and purchases and proceeds of sales of long-term investment securities for the Government Bond Fund (excluding short-term securities) were $1,300,250 and $1,400,000, respectively.

(6)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

     As of March 31, 2004, liabilities of the Funds included the following:

                                                            BLUE CHIP    OPPORTUNITY      REYNOLDS      GOVERNMENT   MONEY MARKET
                                                              FUND           FUND           FUND        BOND FUND        FUND
                                                          ------------   ------------   ------------   ------------  ------------
          Payable to brokers for securities purchased     $  4,534,117    $        --   $  1,522,076    $       --    $       --
          Payable to RCM for management fees                    99,695         30,192         71,703            --            --
          Payable to shareholders for redemptions               29,699            960         55,353            --            --
          Interest payable                                         582          2,414         20,666           N/A           172
          Other liabilities                                    174,744         80,720         85,359         1,111         4,304
          Loan payable                                              --        345,000     10,231,000           N/A            --

(7)  SOURCES OF NET ASSETS --

     As of March 31, 2004, the sources of net assets were as follows:

                                                            BLUE CHIP    OPPORTUNITY      REYNOLDS      GOVERNMENT   MONEY MARKET
                                                              FUND           FUND           FUND        BOND FUND        FUND
                                                          ------------   ------------   ------------   ------------  ------------
          Fund shares issued and outstanding              $200,855,406    $22,056,418   $112,797,092    $3,085,063    $5,134,186
          Net unrealized appreciation on investments         5,254,951     10,061,576      9,414,579         1,902            --
          Accumulated net realized (loss) gains
            on investments                                 (90,666,811)     1,232,174    (39,333,824)      (53,222)           --
                                                          ------------    -----------   ------------    ----------    ----------
                                                          $115,443,546    $33,350,168   $ 82,877,847    $3,033,743    $5,134,186
                                                          ------------    -----------   ------------    ----------    ----------
                                                          ------------    -----------   ------------    ----------    ----------

(8)  INCOME TAX INFORMATION --

     The following information for the Funds is presented on an income tax basis as of March 31, 2004:

                                                                                              NET UNREALIZED
                                                         GROSS               GROSS            (DEPRECIATION)
                                    COST OF            UNREALIZED          UNREALIZED          APPRECIATION
                                  INVESTMENTS         APPRECIATION        DEPRECIATION        ON INVESTMENTS
                                  -----------         ------------        ------------        --------------
     Blue Chip Fund              $116,861,614         $25,534,534         $26,506,542          $ (972,008)
     Opportunity Fund              23,510,551          11,516,692           1,819,804           9,696,888
     Reynolds Fund                 87,082,185          19,559,084          12,057,337           7,501,747
     Government Bond Fund           3,020,939              11,698               9,796               1,902
     Money Market Fund              5,241,367                  --                  --                  --

     The following information for the Funds is presented on an income tax basis as of September 30, 2003:

                                                                                NET UNREALIZED
                                                   GROSS           GROSS        (DEPRECIATION)     DISTRIBUTABLE     DISTRIBUTABLE
                                  COST OF       UNREALIZED       UNREALIZED      APPRECIATION         ORDINARY         LONG-TERM
                                INVESTMENTS    APPRECIATION     DEPRECIATION    ON INVESTMENTS         INCOME        CAPITAL GAINS
                                -----------    ------------     ------------    --------------     -------------     -------------
     Blue Chip Fund            $137,379,343    $28,222,462      $33,222,333      $(4,999,871)            $0            $      0
     Opportunity Fund            20,674,961      7,719,562        1,892,336        5,827,226              0             993,964
     Reynolds Fund               38,144,104      8,991,664        7,441,529        1,550,135              0                   0
     Government Bond Fund         3,275,272          8,572           19,549          (10,977)             0                   0
     Money Market Fund            5,227,461             --               --               --              0                   0

     The difference, if any, between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

     The tax components of dividends paid during the year ended September 30, 2003, capital loss carryovers (expiring in varying amounts through 2011) as of September 30, 2003, and tax basis post-October losses as of September 30, 2003, which are not recognized for tax purposes until the first day of the following fiscal year are:

                                                 SEPTEMBER 30, 2003                              SEPTEMBER 30, 2002
                            -----------------------------------------------------------     -----------------------------
                               ORDINARY       LONG-TERM     NET CAPITAL                       ORDINARY        LONG-TERM
                                INCOME      CAPITAL GAINS       LOSS       POST-OCTOBER        INCOME       CAPITAL GAINS
                            DISTRIBUTIONS   DISTRIBUTIONS    CARRYOVERS       LOSSES        DISTRIBUTIONS   DISTRIBUTIONS
                            -------------   -------------    ----------    ------------     -------------   -------------
     Blue Chip Fund            $     0          $     0     $95,835,954     $2,333,737         $     0         $     0
     Opportunity Fund                0                0               0              0               0          67,556
     Reynolds Fund                   0                0      37,422,491        547,065               0               0
     Government Bond Fund       55,669                0          50,600          2,622          95,057               0
     Money Market Fund          30,282                0               0              0         126,868               0

     The Blue Chip Fund, Opportunity Fund and Reynolds Fund have utilized $2,177,052, $290,450 and $3,338,442, respectively, of their post-October losses from the prior year to increase current year net capital losses or reduce any net capital gains. The Government Bond Fund had capital loss carryovers of $231,244 which expired September 30, 2003.

     Since there were no ordinary distributions paid for the year ended September 30, 2003 for the Blue Chip, Opportunity or Reynolds Funds, there are no distributions designated as qualifying for the dividends received deduction for corporate shareholders.

                                 REYNOLDS FUNDS
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939
                             www.reynoldsfunds.com

                               BOARD OF DIRECTORS
                                DENNIS N. MOSER
                             FREDERICK L. REYNOLDS
                               ROBERT E. STAUDER

                               INVESTMENT ADVISER
                          REYNOLDS CAPITAL MANAGEMENT
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-773-9665
                               OR 1-800-7REYNOLDS
                                 1-414-765-4124

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                              INDEPENDENT AUDITORS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

None.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The disclosure controls and procedures of the Reynolds Funds, Inc. are periodically evaluated. As of April 12, 2004, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b) The internal controls of the Reynolds Funds, Inc. are periodically evaluated. Since, April 12, 2004, the date of the last evaluation, there have been no significant changes in the Reynolds Funds' internal controls or in other factors that could have had a significant effect on such controls. There have also been no significant deficiencies or material weaknesses identified since the last evaluation that required any corrective action.

ITEM 11. EXHIBITS.
-----------------

(a)  Any code of ethics or amendment thereto. Not applicable.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Reynolds Funds, Inc.
     --------------------
     Registrant

     By /s/ Frederick L. Reynolds
        --------------------------------------------------
        Frederick L. Reynolds, Principal Executive Officer


     Date   May 20, 2004
           -----------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     Reynolds Funds, Inc.
     --------------------
     Registrant

     By /s/ Frederick L. Reynolds
        --------------------------------------------------
        Frederick L. Reynolds, Principal Financial Officer

     Date   May 20, 2004
           -----------------------------------------------